UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2026

Date of reporting period:	03/31/2026

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Diversified Value Fund
Class I | MDDIX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$31	0.61%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFCI

MassMutual Diversified Value Fund
Class R5 | MDVSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$37	0.71%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC1

MassMutual Diversified Value Fund
Service Class | MDVYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$42	0.81%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC3

MassMutual Diversified Value Fund
Administrative Class | MDDLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$47	0.91%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC4

MassMutual Diversified Value Fund
Class R4 | MDDRX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$55	1.06%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFCK

MassMutual Diversified Value Fund
Class A | MDDAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.11%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC2

MassMutual Diversified Value Fund
Class R3 | MDVNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$67	1.31%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC5

MassMutual Diversified Value Fund
Class Y | MMNBX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$37	0.71%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$436.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	222
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Exxon Mobil Corp.	5.0%
JP Morgan Chase & Co.	4.9%
Johnson & Johnson	4.0%
Bank of America Corp.	2.5%
iShares Russell 1000 Value ETF	2.2%
Goldman Sachs Group, Inc.	2.1%
Morgan Stanley	2.1%
Walt Disney Co.	2.0%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.8%

Sectors (% of Total Investments)
Financials	29.3%
Health Care	15.2%
Energy	10.3%
Communication Services	8.1%
Consumer Staples	7.8%
Industrials	7.5%
Consumer Discretionary	7.0%
Materials	4.7%
Information Technology	4.3%
Utilities	3.1%
Exchange-Traded Funds	2.2%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFCY

MM S&P 500® Index Fund
Class I | MMIZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund†   (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$7	0.15%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

†   The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc.
MM202912-309532	PAGE 1	TSR-SAR-ITHW8

or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309532	PAGE 2	TSR-SAR-ITHW8

MM S&P 500® Index Fund
Class R5 | MIEZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund†   (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$12	0.25%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

†   The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc.
MM202912-309532	PAGE 1	TSR-SAR-ITHW6

or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309532	PAGE 2	TSR-SAR-ITHW6

MM S&P 500® Index Fund
Service Class | MMIEX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund†   (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$20	0.40%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

†   The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc.
MM202912-309532	PAGE 1	TSR-SAR-ITHW1

or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309532	PAGE 2	TSR-SAR-ITHW1

MM S&P 500® Index Fund
Administrative Class | MIEYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund†   (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$25	0.50%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

†   The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc.
MM202912-309532	PAGE 1	TSR-SAR-ITHW3

or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309532	PAGE 2	TSR-SAR-ITHW3

MM S&P 500® Index Fund
Class R4 | MIEAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund†   (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$32	0.65%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

†   The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc.
MM202912-309532	PAGE 1	TSR-SAR-ITHW2

or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309532	PAGE 2	TSR-SAR-ITHW2

MM S&P 500® Index Fund
Class A | MMFFX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund†   (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

†   The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc.
MM202912-309532	PAGE 1	TSR-SAR-ITHWH

or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309532	PAGE 2	TSR-SAR-ITHWH

MM S&P 500® Index Fund
Class R3 | MMINX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund†   (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$44	0.90%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,029.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc. Class C	2.4%
Meta Platforms, Inc. Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	12.6%
Communication Services	10.3%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.3%
Energy	4.0%
Utilities	2.5%
Materials	2.1%
Real Estate	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

†   The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, SPX®, SPY®, US 500TM, The 500TM, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc.
MM202912-309532	PAGE 1	TSR-SAR-ITHW5

or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309532	PAGE 2	TSR-SAR-ITHW5

MassMutual Blue Chip Growth Fund
Class I | MBCZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.67%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOCI

MassMutual Blue Chip Growth Fund
Class R5 | MBCSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$36	0.77%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC1

MassMutual Blue Chip Growth Fund
Service Class | MBCYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$41	0.86%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC3

MassMutual Blue Chip Growth Fund
Administrative Class | MBCLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$46	0.97%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC4

MassMutual Blue Chip Growth Fund
Class R4 | MBGFX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$53	1.12%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOCK

MassMutual Blue Chip Growth Fund
Class A | MBCGX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	1.17%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC2

MassMutual Blue Chip Growth Fund
Class R3 | MBCNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$65	1.37%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC5

MassMutual Blue Chip Growth Fund
Class Y | MMZMX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$36	0.76%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$1,797.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.7%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. Class A	5.9%
Apple, Inc.	5.3%
Alphabet, Inc. Class A	5.0%
Tesla, Inc.	4.6%
Netflix, Inc.	4.0%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.2%

Sectors (% of Total Investments)
Information Technology	38.5%
Communication Services	19.6%
Consumer Discretionary	16.1%
Health Care	9.0%
Financials	7.7%
Industrials	5.2%
Consumer Staples	1.8%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOCY

MassMutual Mid Cap Growth Fund
Class I | MEFZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.67%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK6

MassMutual Mid Cap Growth Fund
Class R5 | MGRFX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$38	0.77%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK1

MassMutual Mid Cap Growth Fund
Service Class | MEFYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$43	0.87%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK3

MassMutual Mid Cap Growth Fund
Administrative Class | MMELX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$48	0.97%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK4

MassMutual Mid Cap Growth Fund
Class R4 | MEFFX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$55	1.12%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIKK

MassMutual Mid Cap Growth Fund
Class A | MEFAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.17%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK2

MassMutual Mid Cap Growth Fund
Class R3 | MEFNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$67	1.37%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK5

MassMutual Mid Cap Growth Fund
Class Y | MMNGX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$38	0.77%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$2,701.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.0%
XPO, Inc.	2.0%
Monolithic Power Systems, Inc.	1.9%
Lattice Semiconductor Corp.	1.8%
Agilent Technologies, Inc.	1.8%
Mettler-Toledo International, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Cencora, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.5%
Viking Holdings Ltd.	1.5%

Sectors (% of Total Investments)
Information Technology	20.2%
Industrials	19.7%
Health Care	19.2%
Consumer Discretionary	17.8%
Financials	6.5%
Energy	4.0%
Communication Services	3.4%
Consumer Staples	3.3%
Materials	2.7%
Utilities	0.4%
Real Estate	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIKY

MassMutual Small Cap Growth Equity Fund
Class I | MSGZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.88%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK6

MassMutual Small Cap Growth Equity Fund
Class R5 | MSGSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$51	0.98%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK1

MassMutual Small Cap Growth Equity Fund
Service Class | MSCYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$56	1.08%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK3

MassMutual Small Cap Growth Equity Fund
Administrative Class | MSGLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$61	1.18%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK4

MassMutual Small Cap Growth Equity Fund
Class R4 | MSERX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$69	1.33%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGKK

MassMutual Small Cap Growth Equity Fund
Class A | MMGEX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$71	1.38%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK2

MassMutual Small Cap Growth Equity Fund
Class R3 | MSGNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$82	1.58%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK5

MassMutual Small Cap Growth Equity Fund
Class Y | MMNJX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$51	0.98%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$563.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	251
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Modine Manufacturing Co.	1.8%
Curtiss-Wright Corp.	1.6%
Advanced Energy Industries, Inc.	1.5%
Fabrinet	1.4%
MKS, Inc.	1.2%
Chord Energy Corp.	1.1%
ESCO Technologies, Inc.	1.1%
Alignment Healthcare, Inc.	1.1%
Five Below, Inc.	1.1%
Tower Semiconductor Ltd.	1.0%

Sectors (% of Total Investments)
Industrials	25.3%
Health Care	21.1%
Information Technology	18.2%
Financials	9.2%
Consumer Discretionary	7.2%
Energy	4.6%
Materials	3.5%
Real Estate	2.8%
Utilities	1.3%
Communication Services	1.0%
Consumer Staples	1.0%
Exchange-Traded Funds	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGKY

MassMutual Overseas Fund
Class I | MOSZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$39	0.79%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK6

MassMutual Overseas Fund
Class R5 | MOSSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$44	0.89%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK1

MassMutual Overseas Fund
Service Class | MOSYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$49	0.99%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK3

MassMutual Overseas Fund
Administrative Class | MOSLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$54	1.09%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK4

MassMutual Overseas Fund
Class R4 | MOSFX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$61	1.24%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLKK

MassMutual Overseas Fund
Class A | MOSAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.29%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK2

MassMutual Overseas Fund
Class R3 | MOSNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$74	1.49%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK5

MassMutual Overseas Fund
Class Y | MMOJX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$44	0.89%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$261.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Roche Holding AG	2.1%
Air Liquide SA	1.9%
Novartis AG Registered	1.9%
Cie Financiere Richemont SA Registered Class A	1.9%
Intesa Sanpaolo SpA	1.8%
Compass Group PLC	1.8%
SAP SE	1.7%
TotalEnergies SE	1.7%

Sectors (% of Total Investments)
Financials	22.0%
Industrials	18.4%
Consumer Discretionary	14.0%
Health Care	10.6%
Consumer Staples	9.8%
Information Technology	9.0%
Materials	5.6%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%

Largest Countries (% of Total Investments)
France	17.1%
Japan	15.0%
Germany	11.2%
United Kingdom	11.2%
United States	10.5%
Switzerland	4.2%
Italy	4.1%
Netherlands	3.0%
China	2.7%
Taiwan	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLKY

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Diversified Value Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.4%
Common Stock — 97.4%
Communication Services — 8.1%
AT&T, Inc.	263,500	$7,638,865
Comcast Corp. Class A	42,700	1,225,917
Fox Corp. Class A	12,500	730,000
Match Group, Inc.	10,800	331,668
Meta Platforms, Inc. Class A	5,600	3,203,928
News Corp. Class A	19,300	481,149
T-Mobile US, Inc.	23,300	4,893,699
Verizon Communications, Inc.	156,800	7,871,360
Walt Disney Co.	91,700	8,838,046
		35,214,632
Consumer Discretionary — 7.0%
AutoNation, Inc. (a)	3,000	585,780
Best Buy Co., Inc.	10,700	686,940
BorgWarner, Inc.	9,500	515,470
Darden Restaurants, Inc.	5,800	1,137,032
Deckers Outdoor Corp. (a)	3,000	300,270
Dillard’s, Inc. Class A (b)	520	297,497
DR Horton, Inc.	14,900	2,044,578
eBay, Inc.	23,200	2,111,664
Expedia Group, Inc.	5,900	1,362,251
Ford Motor Co.	200,700	2,316,078
GameStop Corp. Class A (a)	9,500	218,880
Gap, Inc.	19,000	459,800
General Motors Co.	43,100	3,210,950
Genuine Parts Co.	7,100	750,825
Hasbro, Inc.	5,000	468,000
Lennar Corp. Class A	11,400	989,976
Lowe’s Cos., Inc.	27,300	6,450,444
NVR, Inc. (a)	140	922,576
Penske Automotive Group, Inc. (b)	3,400	508,368
PulteGroup, Inc.	10,100	1,187,861
Service Corp. International	7,300	602,323
Tapestry, Inc.	9,200	1,298,212
Toll Brothers, Inc.	4,900	668,703
TopBuild Corp. (a)	1,200	421,560
Williams-Sonoma, Inc.	5,500	1,002,815
		30,518,853
Consumer Staples — 7.8%
Altria Group, Inc.	86,100	5,681,739
BJ’s Wholesale Club Holdings, Inc. (a)	2,700	265,734
Coca-Cola Consolidated, Inc.	3,800	728,612
Constellation Brands, Inc. Class A	3,700	555,000

	Number of Shares	Value
Dollar General Corp.	4,600	$546,158
Dollar Tree, Inc. (a)	9,000	985,590
Hormel Foods Corp.	4,300	97,395
Ingredion, Inc.	2,900	326,714
J.M. Smucker Co.	2,300	221,812
Kroger Co.	29,500	2,134,620
Molson Coors Beverage Co. Class B	3,700	159,322
Mondelez International, Inc. Class A	49,300	2,841,652
PepsiCo, Inc.	44,100	6,848,289
Procter & Gamble Co.	49,000	7,077,560
Sysco Corp.	24,600	1,754,718
Target Corp.	23,300	2,823,960
Tyson Foods, Inc. Class A	12,800	820,096
		33,868,971
Energy — 10.3%
Antero Midstream Corp.	24,400	556,320
Antero Resources Corp. (a)	13,700	581,428
APA Corp. (b)	18,100	768,164
ConocoPhillips	14,500	1,914,000
Devon Energy Corp.	32,100	1,615,272
Diamondback Energy, Inc.	14,700	2,907,513
EOG Resources, Inc.	24,200	3,498,594
Exxon Mobil Corp.	128,000	21,716,480
Halliburton Co.	43,200	1,684,368
HF Sinclair Corp.	9,400	586,466
Kinder Morgan, Inc.	114,000	3,822,420
Marathon Petroleum Corp.	3,600	879,048
Phillips 66	20,700	3,771,126
Range Resources Corp.	12,200	551,196
		44,852,395
Financials — 29.3%
Aflac, Inc.	20,300	2,227,113
Allstate Corp.	6,600	1,368,444
Ally Financial, Inc.	8,300	325,609
American Express Co.	14,500	4,385,960
American Financial Group, Inc.	2,600	332,046
American International Group, Inc.	22,000	1,655,500
Ameriprise Financial, Inc.	3,500	1,555,400
Aon PLC Class A	4,500	1,452,510
Arch Capital Group Ltd. (a)	11,500	1,103,885
Assurant, Inc.	1,800	392,058
Axis Capital Holdings Ltd.	3,000	304,230
Bank of America Corp.	224,000	10,920,000
Bank of New York Mellon Corp.	25,600	3,036,928
Block, Inc. (a)	14,000	842,520

The accompanying notes are an integral part of the financial statements.
1

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Carlyle Group, Inc.	7,600	$367,764
Charles Schwab Corp.	37,000	3,477,260
Chubb Ltd.	14,900	4,856,357
Cincinnati Financial Corp.	5,800	912,630
Citigroup, Inc.	54,500	6,180,845
Citizens Financial Group, Inc.	13,900	833,583
Corpay, Inc. (a)	1,400	407,386
Cullen/Frost Bankers, Inc.	1,600	219,328
East West Bancorp, Inc.	4,200	448,392
Everest Group Ltd.	1,500	490,275
Fidelity National Financial, Inc.	8,200	380,316
First Citizens BancShares, Inc. Class A	500	942,330
First Horizon Corp.	12,700	289,052
Globe Life, Inc.	2,200	306,174
Goldman Sachs Group, Inc.	11,000	9,305,890
Hartford Insurance Group, Inc.	10,500	1,419,915
JP Morgan Chase & Co.	72,100	21,208,936
KeyCorp.	27,800	557,390
Loews Corp.	7,900	843,246
M&T Bank Corp.	4,200	868,224
Markel Group, Inc. (a)	430	823,050
MetLife, Inc.	26,200	1,852,864
Morgan Stanley	56,200	9,248,834
Northern Trust Corp.	7,400	1,032,818
Old Republic International Corp.	9,300	371,070
PNC Financial Services Group, Inc.	12,400	2,580,316
Popular, Inc.	1,800	241,506
Primerica, Inc.	1,200	300,576
Principal Financial Group, Inc.	8,500	765,935
Prudential Financial, Inc.	11,700	1,142,973
Raymond James Financial, Inc.	7,700	1,114,883
Regions Financial Corp.	28,200	736,584
Reinsurance Group of America, Inc.	2,000	408,320
RenaissanceRe Holdings Ltd.	1,900	564,737
SEI Investments Co.	4,800	376,656
State Street Corp.	10,800	1,366,848
Stifel Financial Corp.	4,700	347,424
Synchrony Financial	14,600	993,092
T. Rowe Price Group, Inc.	7,100	639,994
Travelers Cos., Inc.	13,200	3,850,176
Truist Financial Corp.	32,800	1,507,816
Unum Group	6,200	452,786
US Bancorp	39,900	2,075,199
W.R. Berkley Corp.	14,200	941,176
Wells Fargo & Co.	107,000	8,518,270
Western Alliance Bancorp	2,300	162,955

	Number of Shares	Value
Willis Towers Watson PLC	3,300	$959,310
Zions Bancorp NA	3,100	178,622
		127,772,286
Health Care — 15.2%
Amgen, Inc.	18,000	6,333,300
Bio-Rad Laboratories, Inc. Class A (a) (b)	900	250,875
Cencora, Inc.	8,600	2,701,604
Cooper Cos., Inc. (a)	4,100	293,150
CVS Health Corp.	46,900	3,368,358
DaVita, Inc. (a)	1,400	215,166
Encompass Health Corp.	1,400	135,422
Exelixis, Inc. (a)	12,100	518,969
GE HealthCare Technologies, Inc. (a)	11,200	797,216
Gilead Sciences, Inc.	40,200	5,602,674
Halozyme Therapeutics, Inc. (a)	5,300	342,539
HCA Healthcare, Inc.	12,200	5,773,528
Henry Schein, Inc. (a)	5,500	405,350
IQVIA Holdings, Inc. (a)	2,100	358,134
Jazz Pharmaceuticals PLC (a)	2,400	453,720
Johnson & Johnson	70,700	17,281,908
Labcorp Holdings, Inc.	3,700	987,197
Medtronic PLC	57,000	4,939,050
Merck & Co., Inc.	52,200	6,279,138
Pfizer, Inc.	82,300	2,310,984
Quest Diagnostics, Inc.	5,300	1,038,694
Regeneron Pharmaceuticals, Inc.	2,200	1,699,808
Revvity, Inc. (b)	2,400	210,264
Tenet Healthcare Corp. (a)	4,100	773,711
United Therapeutics Corp. (a)	1,900	1,126,662
Universal Health Services, Inc. Class B	2,900	519,013
Viatris, Inc.	51,500	695,765
Zimmer Biomet Holdings, Inc.	8,900	804,738
		66,216,937
Industrials — 7.5%
3M Co.	27,200	3,950,256
A.O. Smith Corp.	5,900	389,046
Acuity, Inc.	1,500	420,330
AECOM	6,600	559,812
AGCO Corp.	3,800	440,306
Allegion PLC	4,300	624,747
Allison Transmission Holdings, Inc.	1,300	152,178
CACI International, Inc. Class A (a)	1,000	543,870

The accompanying notes are an integral part of the financial statements.
2

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Carlisle Cos., Inc.	1,800	$600,516
CNH Industrial NV	15,100	166,100
Core & Main, Inc. Class A (a)	8,400	414,960
Delta Air Lines, Inc.	22,900	1,522,392
Dover Corp.	3,700	771,265
FedEx Corp.	12,100	4,309,778
General Dynamics Corp.	10,200	3,500,844
Leidos Holdings, Inc.	6,500	1,010,880
Masco Corp.	10,600	639,922
Mueller Industries, Inc.	4,900	542,920
Oshkosh Corp.	3,200	471,072
Regal Rexnord Corp.	3,500	655,410
Ryder System, Inc.	800	163,768
Snap-on, Inc.	2,700	980,694
Southwest Airlines Co.	23,600	886,652
Textron, Inc.	9,100	796,796
Toro Co.	5,000	467,200
United Airlines Holdings, Inc. (a)	16,700	1,537,569
United Parcel Service, Inc. Class B	38,000	3,738,440
United Rentals, Inc.	2,800	2,039,968
WESCO International, Inc.	2,100	574,602
		32,872,293
Information Technology — 4.3%
Dell Technologies, Inc. Class C	17,100	2,806,623
F5, Inc. (a)	900	260,397
First Solar, Inc. (a)	4,800	946,848
Micron Technology, Inc.	16,100	5,439,224
NetApp, Inc.	10,100	1,034,139
QUALCOMM, Inc.	55,000	7,082,900
Skyworks Solutions, Inc.	1,400	74,970
TD SYNNEX Corp.	4,200	708,582
Twilio, Inc. Class A (a)	3,800	478,116
		18,831,799
Materials — 4.7%
Albemarle Corp.	5,300	951,509
Alcoa Corp.	11,500	762,795
Avery Dennison Corp.	3,900	673,452
Ball Corp.	13,700	809,807
CF Industries Holdings, Inc.	7,300	947,832
Corteva, Inc.	30,300	2,536,413
CRH PLC	14,100	1,482,192
Crown Holdings, Inc.	5,800	581,450
Newmont Corp. (NEM US)	46,000	4,979,500
Nucor Corp.	11,800	1,995,380
Packaging Corp. of America	4,000	848,880

	Number of Shares	Value
PPG Industries, Inc.	11,600	$1,239,808
Reliance, Inc.	2,300	699,016
RPM International, Inc.	6,600	656,040
Steel Dynamics, Inc.	8,000	1,440,000
		20,604,074
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	1,900	578,208
Utilities — 3.1%
AES Corp.	36,400	512,876
Alliant Energy Corp.	13,100	940,056
DTE Energy Co.	8,500	1,242,870
Duke Energy Corp.	27,500	3,600,850
Evergy, Inc.	11,700	958,464
FirstEnergy Corp.	29,500	1,494,470
Public Service Enterprise Group, Inc.	25,600	2,072,320
Southern Co.	17,600	1,698,752
UGI Corp.	11,100	404,262
WEC Energy Group, Inc.	5,000	578,850
		13,503,770
TOTAL COMMON STOCK (Cost $370,720,209)		424,834,218
TOTAL EQUITIES (Cost $370,720,209)		424,834,218
Exchange-Traded Funds — 2.2%
iShares Russell 1000 Value ETF (b)	45,100	9,636,517
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,788,215)		9,636,517
TOTAL LONG-TERM INVESTMENTS (Cost $380,508,424)		434,470,735
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	12,831	12,831

The accompanying notes are an integral part of the financial statements.
3

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$1,860,945	$1,860,945
TOTAL SHORT-TERM INVESTMENTS (Cost $1,873,776)		1,873,776
TOTAL INVESTMENTS — 100.0% (Cost $382,382,200) (e)		436,344,511
Other Assets/ (Liabilities) — 0.0%		136,416
NET ASSETS — 100.0%		$436,480,927

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $3,456,680 or 0.79% of net assets. The Fund received $3,489,681 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)
Maturity value of $1,861,048. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,898,276.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MM S&P 500® Index Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Communication Services — 10.3%
Alphabet, Inc. Class A	211,060	$60,692,413
Alphabet, Inc. Class C	169,540	48,634,244
AT&T, Inc.	253,786	7,357,256
Charter Communications, Inc. Class A (a) (b)	3,128	675,273
Comcast Corp. Class A	130,087	3,734,798
EchoStar Corp. Class A (a) (b)	4,880	571,302
Electronic Arts, Inc.	8,225	1,676,831
Fox Corp. Class A (b)	7,422	433,445
Fox Corp. Class B	5,669	301,024
Live Nation Entertainment, Inc. (a)	5,646	861,071
Meta Platforms, Inc. Class A	79,290	45,364,188
Netflix, Inc. (a)	153,063	14,717,007
News Corp. Class A	14,252	355,302
News Corp. Class B (b)	5,372	153,156
Omnicom Group, Inc.	11,620	875,102
Paramount Skydance Corp. Class B	12,749	114,996
T-Mobile US, Inc.	17,176	3,607,475
Take-Two Interactive Software, Inc. (a)	6,468	1,277,430
TKO Group Holdings, Inc.	2,272	458,149
Trade Desk, Inc. Class A (a)	14,976	339,805
Verizon Communications, Inc.	152,895	7,675,329
Walt Disney Co.	64,199	6,187,500
Warner Bros Discovery, Inc. (a)	89,810	2,466,183
		208,529,279
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A (a)	15,131	1,910,743
Amazon.com, Inc. (a)	354,140	73,756,738
Aptiv PLC (a)	7,520	522,189
AutoZone, Inc. (a)	592	1,999,646
Best Buy Co., Inc.	6,874	441,311
Booking Holdings, Inc.	1,166	4,909,233
Carnival Corp.	39,817	1,030,464
Carvana Co. (a)	5,228	1,643,579
Chipotle Mexican Grill, Inc. (a)	47,391	1,516,986
Darden Restaurants, Inc.	4,238	830,817
Deckers Outdoor Corp. (a)	5,412	541,687
Domino’s Pizza, Inc.	1,067	382,829
DoorDash, Inc., Class A (a)	13,522	2,030,328
DR Horton, Inc.	9,564	1,312,372
eBay, Inc.	16,493	1,501,193
Expedia Group, Inc.	4,243	979,666

	Number of Shares	Value
Ford Motor Co.	140,132	$1,617,123
Garmin Ltd.	5,933	1,376,515
General Motors Co.	32,771	2,441,439
Genuine Parts Co.	5,072	536,364
Hasbro, Inc.	5,136	480,730
Hilton Worldwide Holdings, Inc.	8,289	2,520,519
Home Depot, Inc.	36,147	11,888,387
Las Vegas Sands Corp.	11,191	602,971
Lennar Corp. Class A	7,702	668,842
Lowe’s Cos., Inc.	20,338	4,805,463
Lululemon Athletica, Inc. (a)	3,748	573,819
Marriott International, Inc. Class A	8,073	2,640,436
McDonald’s Corp.	25,862	8,037,651
MGM Resorts International (a)	6,468	239,381
NIKE, Inc. Class B	43,543	2,299,941
Norwegian Cruise Line Holdings Ltd. (a)	15,745	294,431
NVR, Inc. (a)	106	698,522
O’Reilly Automotive, Inc. (a)	30,676	2,831,702
Pool Corp.	1,294	261,815
PulteGroup, Inc.	6,827	802,923
Ralph Lauren Corp.	1,371	471,610
Ross Stores, Inc.	11,817	2,559,917
Royal Caribbean Cruises Ltd.	9,203	2,532,482
Starbucks Corp.	41,588	3,725,869
Tapestry, Inc.	7,460	1,052,681
Tesla, Inc. (a)	102,042	37,934,113
TJX Cos., Inc.	40,416	6,454,435
Tractor Supply Co.	18,740	848,922
Ulta Beauty, Inc. (a)	1,562	816,473
Williams-Sonoma, Inc.	4,471	815,197
Wynn Resorts Ltd. (b)	3,334	338,568
Yum! Brands, Inc.	9,903	1,539,718
		200,018,740
Consumer Staples — 5.3%
Altria Group, Inc.	61,228	4,040,436
Archer-Daniels-Midland Co.	17,870	1,298,970
Brown-Forman Corp. Class B (b)	5,661	149,677
Bunge Global SA	4,667	593,642
Campbell’s Co. (b)	6,543	145,713
Church & Dwight Co., Inc.	8,800	821,216
Clorox Co.	4,287	444,262
Coca-Cola Co.	140,591	10,691,946
Colgate-Palmolive Co.	29,240	2,492,125
Conagra Brands, Inc.	17,698	278,213

The accompanying notes are an integral part of the financial statements.
5

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A	5,159	$773,850
Costco Wholesale Corp.	16,094	16,036,544
Dollar General Corp.	8,083	959,695
Dollar Tree, Inc. (a)	6,558	718,167
Estee Lauder Cos., Inc. Class A	8,888	637,892
General Mills, Inc.	19,526	726,758
Hershey Co.	5,462	1,135,495
Hormel Foods Corp.	10,237	231,868
J.M. Smucker Co.	4,051	390,678
Kenvue, Inc.	68,562	1,182,009
Keurig Dr. Pepper, Inc.	48,901	1,287,563
Kimberly-Clark Corp.	11,978	1,155,518
Kraft Heinz Co.	31,562	709,829
Kroger Co.	21,107	1,527,302
McCormick & Co., Inc.	9,185	463,291
Molson Coors Beverage Co. Class B	6,512	280,407
Mondelez International, Inc. Class A	46,809	2,698,071
Monster Beverage Corp. (a)	25,686	1,861,208
PepsiCo, Inc.	49,636	7,707,974
Philip Morris International, Inc.	56,529	9,346,505
Procter & Gamble Co.	84,250	12,169,070
Sysco Corp.	17,553	1,252,055
Target Corp.	16,552	2,006,102
Tyson Foods, Inc. Class A	10,182	652,361
Walmart, Inc.	158,747	19,729,077
		106,595,489
Energy — 4.0%
APA Corp. (b)	13,535	574,425
Baker Hughes Co.	35,406	2,161,536
Chevron Corp.	67,955	14,059,889
ConocoPhillips	44,237	5,839,284
Coterra Energy, Inc.	27,921	981,144
Devon Energy Corp.	22,272	1,120,727
Diamondback Energy, Inc.	6,621	1,309,568
EOG Resources, Inc.	19,447	2,811,453
EQT Corp.	22,846	1,453,919
Expand Energy Corp.	8,830	969,357
Exxon Mobil Corp.	151,498	25,703,151
Halliburton Co.	30,844	1,202,608
Kinder Morgan, Inc.	71,798	2,407,387
Marathon Petroleum Corp.	10,694	2,611,261
Occidental Petroleum Corp.	25,962	1,687,530
ONEOK, Inc.	22,644	2,046,791
Phillips 66	14,716	2,680,961
SLB Ltd.	54,094	2,779,891
Targa Resources Corp.	7,838	1,965,222

	Number of Shares	Value
Texas Pacific Land Corp.	2,053	$974,272
Valero Energy Corp.	11,119	2,747,282
Williams Cos., Inc.	44,533	3,241,112
		81,328,770
Financials — 12.6%
Aflac, Inc.	16,849	1,848,504
Allstate Corp.	9,460	1,961,436
American Express Co.	19,512	5,901,990
American International Group, Inc.	19,351	1,456,163
Ameriprise Financial, Inc.	3,319	1,474,964
Aon PLC Class A	7,746	2,500,254
Apollo Global Management, Inc.	17,061	1,900,937
Arch Capital Group Ltd. (a)	13,113	1,258,717
ARES Management Corp. Class A	7,336	800,358
Arthur J Gallagher & Co.	9,202	1,992,969
Assurant, Inc.	1,682	366,356
Bank of America Corp.	240,550	11,726,812
Bank of New York Mellon Corp.	24,833	2,945,939
Berkshire Hathaway, Inc. Class B (a)	66,465	31,850,028
Blackrock, Inc.	5,236	5,035,514
Blackstone, Inc.	26,794	3,081,042
Block, Inc. (a)	19,404	1,167,733
Brown & Brown, Inc.	11,055	720,896
Capital One Financial Corp.	22,661	4,134,046
Cboe Global Markets, Inc.	3,837	1,078,466
Charles Schwab Corp.	60,657	5,700,545
Chubb Ltd.	13,220	4,308,795
Cincinnati Financial Corp.	5,743	903,661
Citigroup, Inc.	63,351	7,184,637
Citizens Financial Group, Inc.	15,610	936,132
CME Group, Inc.	13,192	3,896,257
Coinbase Global, Inc. Class A (a)	7,997	1,396,356
Corpay, Inc. (a)	2,531	736,496
Erie Indemnity Co. Class A	864	217,132
Everest Group Ltd.	1,517	495,831
FactSet Research Systems, Inc.	1,230	266,898
Fidelity National Information Services, Inc.	18,825	883,081
Fifth Third Bancorp	32,700	1,519,242
Fiserv, Inc. (a)	19,255	1,074,429
Franklin Resources, Inc.	10,758	254,104
Global Payments, Inc.	8,576	577,165
Globe Life, Inc.	2,815	391,763
Goldman Sachs Group, Inc.	10,892	9,214,523

The accompanying notes are an integral part of the financial statements.
6

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hartford Insurance Group, Inc.	10,345	$1,398,954
Huntington Bancshares, Inc.	74,110	1,159,821
Interactive Brokers Group, Inc. Class A	15,770	1,057,694
Intercontinental Exchange, Inc.	20,699	3,255,539
Invesco Ltd.	16,243	394,542
Jack Henry & Associates, Inc.	2,516	397,629
JP Morgan Chase & Co.	97,743	28,752,081
KeyCorp.	33,900	679,695
KKR & Co., Inc.	24,625	2,277,812
Loews Corp.	6,395	682,602
M&T Bank Corp.	5,373	1,110,707
Marsh & McLennan Cos., Inc.	17,715	3,072,667
Mastercard, Inc. Class A	29,524	14,751,962
MetLife, Inc.	20,023	1,416,027
Moody’s Corp.	5,510	2,403,737
Morgan Stanley	43,727	7,196,152
MSCI, Inc.	2,632	1,418,674
Nasdaq, Inc.	16,386	1,391,007
Northern Trust Corp.	6,580	918,371
PayPal Holdings, Inc.	34,076	1,541,257
PNC Financial Services Group, Inc.	14,265	2,968,404
Principal Financial Group, Inc.	6,869	618,966
Progressive Corp.	21,181	4,198,921
Prudential Financial, Inc.	12,682	1,238,905
Raymond James Financial, Inc.	6,625	959,234
Regions Financial Corp.	32,225	841,717
Robinhood Markets, Inc. Class A (a)	28,722	1,990,435
S&P Global, Inc.	11,062	4,705,111
State Street Corp.	10,016	1,267,625
Synchrony Financial	12,747	867,051
T. Rowe Price Group, Inc.	7,790	702,191
Travelers Cos., Inc.	7,839	2,286,479
Truist Financial Corp.	46,144	2,121,240
US Bancorp	56,540	2,940,645
Visa, Inc. Class A	60,943	18,419,412
W.R. Berkley Corp.	10,665	706,876
Wells Fargo & Co.	112,114	8,925,395
Willis Towers Watson PLC	3,393	986,345
		255,182,053
Health Care — 9.5%
Abbott Laboratories	62,920	6,459,996
AbbVie, Inc.	64,182	13,958,943
Agilent Technologies, Inc.	10,447	1,190,749
Align Technology, Inc. (a)	2,413	413,661
Amgen, Inc.	19,501	6,861,427
Baxter International, Inc.	17,812	299,242

	Number of Shares	Value
Becton Dickinson & Co.	10,206	$1,604,689
Bio-Techne Corp. (b)	5,849	305,669
Biogen, Inc. (a)	5,233	959,366
Boston Scientific Corp. (a)	54,085	3,393,834
Bristol-Myers Squibb Co.	73,529	4,459,534
Cardinal Health, Inc.	8,544	1,805,433
Cencora, Inc.	7,086	2,225,996
Centene Corp. (a)	17,220	563,783
Charles River Laboratories International, Inc. (a)	1,931	333,098
Cigna Group	9,654	2,575,204
Cooper Cos., Inc. (a)	7,008	501,072
CVS Health Corp.	45,907	3,297,041
Danaher Corp.	22,726	4,308,850
DaVita, Inc. (a)	1,402	215,473
Dexcom, Inc. (a)	14,158	889,122
Edwards Lifesciences Corp. (a)	21,287	1,704,663
Elevance Health, Inc.	8,040	2,353,710
Eli Lilly & Co.	28,727	26,422,233
GE HealthCare Technologies, Inc. (a)	16,862	1,200,237
Gilead Sciences, Inc.	45,055	6,279,315
HCA Healthcare, Inc.	5,675	2,685,637
Henry Schein, Inc. (a)	3,822	281,681
Hologic, Inc. (a)	8,044	608,046
Humana, Inc.	4,213	730,492
IDEXX Laboratories, Inc. (a)	2,861	1,607,567
Incyte Corp. (a)	6,194	582,979
Insulet Corp. (a)	2,457	515,577
Intuitive Surgical, Inc. (a)	12,873	5,934,324
IQVIA Holdings, Inc. (a)	6,009	1,024,775
Johnson & Johnson	87,493	21,386,789
Labcorp Holdings, Inc.	3,010	803,098
McKesson Corp.	4,440	3,842,198
Medtronic PLC	46,290	4,011,028
Merck & Co., Inc.	90,134	10,842,219
Mettler-Toledo International, Inc. (a)	731	921,937
Moderna, Inc. (a) (b)	13,169	668,985
Pfizer, Inc.	206,475	5,797,818
Quest Diagnostics, Inc.	3,846	753,739
Regeneron Pharmaceuticals, Inc.	3,638	2,810,864
ResMed, Inc.	5,268	1,182,561
Revvity, Inc. (b)	4,030	353,068
Solventum Corp. (a)	5,279	344,719
STERIS PLC	3,618	800,048
Stryker Corp.	12,428	4,083,717
Thermo Fisher Scientific, Inc.	13,709	6,738,385
UnitedHealth Group, Inc.	32,895	8,901,058

The accompanying notes are an integral part of the financial statements.
7

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	1,929	$345,233
Vertex Pharmaceuticals, Inc. (a)	9,159	4,089,860
Viatris, Inc.	40,560	547,966
Waters Corp. (a)	3,447	1,026,517
West Pharmaceutical Services, Inc.	2,652	664,697
Zimmer Biomet Holdings, Inc.	7,387	667,933
Zoetis, Inc.	15,303	1,808,968
		191,946,823
Industrials — 9.0%
3M Co.	19,333	2,807,732
A.O. Smith Corp.	4,211	277,673
Allegion PLC	2,944	427,734
AMETEK, Inc.	8,480	1,817,773
Automatic Data Processing, Inc.	14,676	2,981,870
Axon Enterprise, Inc. (a)	2,820	1,197,626
Boeing Co. (a)	28,436	5,659,617
Broadridge Financial Solutions, Inc.	4,401	715,074
Builders FirstSource, Inc. (a)	3,920	322,734
C.H. Robinson Worldwide, Inc.	4,300	714,101
Carrier Global Corp.	29,048	1,635,693
Caterpillar, Inc.	16,868	11,950,303
Cintas Corp.	12,493	2,113,066
Comfort Systems USA, Inc.	1,288	1,776,139
Copart, Inc. (a)	31,499	1,045,767
CSX Corp.	67,632	2,776,294
Cummins, Inc.	5,015	2,698,170
Deere & Co.	9,129	5,142,366
Delta Air Lines, Inc.	23,047	1,532,165
Dover Corp.	4,987	1,039,540
Eaton Corp. PLC	14,088	5,038,855
EMCOR Group, Inc.	1,658	1,224,118
Emerson Electric Co.	20,169	2,642,542
Equifax, Inc.	4,323	778,443
Expeditors International of Washington, Inc.	4,833	692,231
Fastenal Co.	41,792	1,939,149
FedEx Corp.	7,796	2,776,779
Fortive Corp.	11,696	646,555
GE Vernova, Inc.	9,771	8,529,106
Generac Holdings, Inc. (a)	2,213	432,265
General Dynamics Corp.	9,225	3,166,205
General Electric Co.	38,022	10,789,503
Honeywell International, Inc.	23,056	5,211,348
Howmet Aerospace, Inc.	14,559	3,355,267
Hubbell, Inc.	1,931	947,619

	Number of Shares	Value
Huntington Ingalls Industries, Inc.	1,373	$521,603
IDEX Corp.	2,659	504,013
Illinois Tool Works, Inc.	9,594	2,497,222
Ingersoll Rand, Inc.	12,679	1,015,841
Jacobs Solutions, Inc.	4,500	572,760
JB Hunt Transport Services, Inc.	2,748	582,301
Johnson Controls International PLC	22,242	2,912,590
L3Harris Technologies, Inc.	6,732	2,323,550
Leidos Holdings, Inc.	4,708	732,188
Lennox International, Inc. (b)	1,157	536,998
Lockheed Martin Corp.	7,369	4,453,750
Masco Corp.	7,360	444,323
Nordson Corp.	1,908	507,642
Norfolk Southern Corp.	8,098	2,324,126
Northrop Grumman Corp.	4,814	3,284,303
Old Dominion Freight Line, Inc.	6,580	1,285,732
Otis Worldwide Corp.	14,165	1,091,838
PACCAR, Inc.	18,926	2,185,953
Parker-Hannifin Corp.	4,555	4,077,818
Paychex, Inc.	11,683	1,076,238
Pentair PLC	6,207	540,692
Quanta Services, Inc.	5,367	2,946,590
Republic Services, Inc.	7,295	1,597,751
Rockwell Automation, Inc.	4,084	1,465,666
Rollins, Inc.	11,099	592,798
RTX Corp.	48,690	9,392,301
Snap-on, Inc.	1,918	696,656
Southwest Airlines Co.	17,575	660,293
Stanley Black & Decker, Inc.	5,236	372,070
Textron, Inc.	6,440	563,886
Trane Technologies PLC	8,093	3,372,677
TransDigm Group, Inc.	2,042	2,366,596
Uber Technologies, Inc. (a)	74,611	5,366,769
Union Pacific Corp.	21,540	5,226,035
United Airlines Holdings, Inc. (a)	11,802	1,086,610
United Parcel Service, Inc. Class B	26,531	2,610,120
United Rentals, Inc.	2,268	1,652,374
Veralto Corp.	8,941	790,563
Verisk Analytics, Inc.	4,973	943,627
Vertiv Holdings Co. Class A	13,868	3,475,043
W.W. Grainger, Inc.	1,584	1,727,843
Waste Management, Inc.	13,352	3,068,156

The accompanying notes are an integral part of the financial statements.
8

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Westinghouse Air Brake Technologies Corp.	6,302	$1,574,933
Xylem, Inc.	8,853	1,057,934
		182,880,194
Information Technology — 32.8%
Accenture PLC Class A	22,420	4,445,662
Adobe, Inc. (a)	14,882	3,617,517
Advanced Micro Devices, Inc. (a)	59,122	12,027,188
Akamai Technologies, Inc. (a) (b)	5,244	602,273
Amphenol Corp. Class A	44,580	5,632,683
Analog Devices, Inc.	17,664	5,619,625
Apple, Inc.	532,223	135,072,875
Applied Materials, Inc.	28,749	9,826,121
AppLovin Corp. Class A (a)	9,776	3,890,848
Arista Networks, Inc. (a)	37,366	4,587,797
Autodesk, Inc. (a)	7,737	1,852,238
Broadcom, Inc.	171,882	53,199,198
Cadence Design Systems, Inc. (a)	9,840	2,734,241
CDW Corp.	4,759	575,934
Ciena Corp. (a)	5,146	1,997,832
Cisco Systems, Inc.	143,107	11,103,672
Cognizant Technology Solutions Corp. Class A	17,495	1,073,318
Coherent Corp. (a)	6,797	1,619,113
Corning, Inc.	28,309	3,849,175
Crowdstrike Holdings, Inc. Class A (a)	9,131	3,564,834
Datadog, Inc. Class A (a)	11,884	1,402,906
Dell Technologies, Inc. Class C	10,739	1,762,592
EPAM Systems, Inc. (a) (b)	2,209	299,099
F5, Inc. (a)	2,076	600,649
Fair Isaac Corp. (a)	839	895,666
First Solar, Inc. (a)	3,744	738,541
Fortinet, Inc. (a)	23,276	1,902,115
Gartner, Inc. (a)	2,350	372,099
Gen Digital, Inc.	21,668	408,008
GoDaddy, Inc. Class A (a)	4,957	409,795
Hewlett Packard Enterprise Co.	46,533	1,107,951
HP, Inc.	34,615	664,954
Intel Corp. (a)	170,215	7,511,588
International Business Machines Corp.	33,945	8,227,928
Intuit, Inc.	10,075	4,356,228
Jabil, Inc.	3,903	1,036,754
Keysight Technologies, Inc. (a)	6,277	1,772,436
KLA Corp.	4,752	6,996,892
Lam Research Corp.	45,271	9,672,602

	Number of Shares	Value
Lumentum Holdings, Inc. (a) (b)	2,588	$1,818,743
Microchip Technology, Inc.	19,816	1,280,312
Micron Technology, Inc.	40,762	13,771,034
Microsoft Corp.	269,195	99,647,913
Monolithic Power Systems, Inc.	1,733	1,894,776
Motorola Solutions, Inc.	6,048	2,624,651
NetApp, Inc.	7,264	743,761
NVIDIA Corp.	880,928	153,633,843
NXP Semiconductors NV	9,193	1,809,734
ON Semiconductor Corp. (a)	13,918	861,803
Oracle Corp.	61,080	8,985,479
Palantir Technologies, Inc. Class A (a)	82,955	12,134,657
Palo Alto Networks, Inc. (a)	28,803	4,617,697
PTC, Inc. (a)	4,175	594,896
Qnity Electronics, Inc.	7,600	876,888
QUALCOMM, Inc.	38,874	5,006,194
Roper Technologies, Inc.	3,969	1,404,470
Salesforce, Inc.	33,968	6,340,807
Sandisk Corp. (a)	5,388	3,423,212
Seagate Technology Holdings PLC	7,868	3,082,368
ServiceNow, Inc. (a)	37,959	3,968,613
Skyworks Solutions, Inc.	5,452	291,955
Super Micro Computer, Inc. (a) (b)	17,490	398,247
Synopsys, Inc. (a)	6,741	2,672,672
TE Connectivity PLC	10,512	2,197,218
Teledyne Technologies, Inc. (a)	1,736	1,050,297
Teradyne, Inc.	5,578	1,653,654
Texas Instruments, Inc.	32,820	6,371,675
Trimble, Inc. (a)	8,325	543,040
Tyler Technologies, Inc. (a)	1,479	506,380
VeriSign, Inc.	2,880	715,277
Western Digital Corp.	12,327	3,334,330
Workday, Inc. Class A (a)	7,628	991,030
Zebra Technologies Corp. Class A (a)	1,917	400,806
		666,679,379
Materials — 2.1%
Air Products & Chemicals, Inc.	8,056	2,340,188
Albemarle Corp.	4,402	790,291
Amcor PLC (b)	17,613	700,117
Avery Dennison Corp.	2,813	485,749
Ball Corp.	9,646	570,175
CF Industries Holdings, Inc.	5,591	725,935
Corteva, Inc.	23,947	2,004,603
CRH PLC	24,494	2,574,809

The accompanying notes are an integral part of the financial statements.
9

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dow, Inc.	26,295	$1,095,187
DuPont de Nemours, Inc.	15,133	693,091
Ecolab, Inc.	9,308	2,476,114
Freeport-McMoRan, Inc.	52,085	3,061,556
International Flavors & Fragrances, Inc.	9,521	690,749
International Paper Co.	19,285	688,475
Linde PLC (LIN US)	16,957	8,406,602
LyondellBasell Industries NV Class A	8,845	712,553
Martin Marietta Materials, Inc.	2,158	1,270,371
Mosaic Co.	12,016	306,408
Newmont Corp. (NEM US)	39,479	4,273,602
Nucor Corp.	8,239	1,393,215
Packaging Corp. of America	3,263	692,474
PPG Industries, Inc.	8,037	858,995
Sherwin-Williams Co.	8,350	2,676,593
Smurfit WestRock PLC	18,979	756,313
Steel Dynamics, Inc.	5,039	907,020
Vulcan Materials Co.	4,713	1,283,350
		42,434,535
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc.	6,029	279,866
American Tower Corp.	16,979	2,930,236
AvalonBay Communities, Inc.	4,978	813,156
BXP, Inc.	5,487	284,775
Camden Property Trust	3,588	350,404
CBRE Group, Inc. Class A (a)	10,459	1,416,776
CoStar Group, Inc. (a)	14,945	602,881
Crown Castle, Inc.	15,773	1,282,503
Digital Realty Trust, Inc.	11,801	2,126,658
Equinix, Inc.	3,583	3,512,200
Equity Residential	13,017	769,956
Essex Property Trust, Inc.	2,342	566,764
Extra Space Storage, Inc.	7,678	1,006,816
Federal Realty Investment Trust	2,856	303,336
Healthpeak Properties, Inc.	23,688	389,194
Host Hotels & Resorts, Inc.	23,744	454,935
Invitation Homes, Inc.	21,291	529,081
Iron Mountain, Inc.	10,939	1,117,310
Kimco Realty Corp.	23,661	531,663
Mid-America Apartment Communities, Inc.	4,291	524,017
Prologis, Inc.	33,589	4,439,794
Public Storage	5,699	1,543,745
Realty Income Corp.	33,229	2,032,950
Regency Centers Corp.	6,368	481,803
SBA Communications Corp.	3,774	649,543

	Number of Shares	Value
Simon Property Group, Inc.	11,798	$2,200,681
UDR, Inc.	10,277	347,157
Ventas, Inc.	16,869	1,379,547
VICI Properties, Inc.	38,127	1,041,630
Welltower, Inc.	25,009	4,944,529
Weyerhaeuser Co.	25,023	611,312
		39,465,218
Utilities — 2.5%
AES Corp.	25,968	365,889
Alliant Energy Corp.	9,282	666,076
Ameren Corp.	9,882	1,086,229
American Electric Power Co., Inc.	19,621	2,571,921
American Water Works Co., Inc.	6,871	935,074
Atmos Energy Corp.	5,791	1,069,713
CenterPoint Energy, Inc.	23,661	1,021,209
CMS Energy Corp.	10,718	831,502
Consolidated Edison, Inc.	13,009	1,472,359
Constellation Energy Corp.	11,341	3,166,974
Dominion Energy, Inc.	30,743	1,900,532
DTE Energy Co.	7,714	1,127,941
Duke Energy Corp.	28,390	3,717,387
Edison International	13,770	1,007,689
Entergy Corp.	16,357	1,837,872
Evergy, Inc.	8,382	686,653
Eversource Energy	13,238	917,129
Exelon Corp.	36,989	1,813,201
FirstEnergy Corp.	18,408	932,549
NextEra Energy, Inc.	75,320	6,995,722
NiSource, Inc.	17,880	834,281
NRG Energy, Inc.	7,720	1,128,201
PG&E Corp.	80,322	1,411,258
Pinnacle West Capital Corp.	4,204	423,553
PPL Corp.	27,216	1,039,651
Public Service Enterprise Group, Inc.	18,093	1,464,628
Sempra	23,499	2,283,398
Southern Co.	40,263	3,886,185
Vistra Corp.	11,737	1,764,423
WEC Energy Group, Inc.	11,802	1,366,318
Xcel Energy, Inc.	21,252	1,688,259
		51,413,776
TOTAL COMMON STOCK (Cost $944,357,815)		2,026,474,256
TOTAL EQUITIES (Cost $944,357,815)		2,026,474,256
TOTAL LONG-TERM INVESTMENTS (Cost $944,357,815)		2,026,474,256

The accompanying notes are an integral part of the financial statements.
10

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	661,658	$661,658

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$1,939,792	1,939,792
TOTAL SHORT-TERM INVESTMENTS (Cost $2,601,450)		2,601,450
TOTAL INVESTMENTS — 100.0% (Cost $946,959,265) (e)		2,029,075,706
Other Assets/ (Liabilities) — 0.0%		512,418
NET ASSETS — 100.0%		$2,029,588,124

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $6,777,762 or 0.33% of net assets. The Fund received $6,141,851 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)
Maturity value of $1,939,900. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 4/30/30, and an aggregate market value, including accrued interest, of $1,978,715.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/18/26	9	$2,997,521	$(40,683)

The accompanying notes are an integral part of the financial statements.
11

MassMutual Blue Chip Growth Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Communication Services — 19.6%
Alphabet, Inc. Class A	310,422	$89,264,950
Alphabet, Inc. Class C	202,798	58,174,634
Meta Platforms, Inc. Class A	183,694	105,096,848
Netflix, Inc. (a)	745,577	71,687,229
T-Mobile US, Inc.	47,791	10,037,544
Walt Disney Co.	185,320	17,861,142
		352,122,347
Consumer Discretionary — 16.1%
Alibaba Group Holding Ltd. Sponsored ADR (b)	3,685	462,320
Amazon.com, Inc. (a)	536,840	111,807,667
Booking Holdings, Inc.	2,084	8,774,307
Carvana Co. (a)	111,656	35,102,413
Chipotle Mexican Grill, Inc. (a)	135,956	4,351,952
DoorDash, Inc., Class A (a)	21,629	3,247,594
NIKE, Inc. Class B	104,375	5,513,088
Ross Stores, Inc.	27,515	5,960,574
Sea Ltd. ADR (a)	47,857	3,963,038
Starbucks Corp.	122,990	11,018,674
Tesla, Inc. (a)	224,280	83,376,090
TJX Cos., Inc.	34,980	5,586,306
Yum China Holdings, Inc.	46,056	2,246,612
Yum! Brands, Inc.	50,480	7,848,630
		289,259,265
Consumer Staples — 1.8%
Colgate-Palmolive Co.	40,279	3,432,979
Mondelez International, Inc. Class A	31,527	1,817,216
Monster Beverage Corp. (a)	329,904	23,904,844
Procter & Gamble Co.	17,502	2,527,989
		31,683,028
Financials — 7.7%
Adyen NV (a) (c)	1,166	1,166,757
Block, Inc. (a)	92,695	5,578,385
Charles Schwab Corp.	33,656	3,162,991
Chubb Ltd.	32,554	10,610,325
FactSet Research Systems, Inc.	19,213	4,169,029
Goldman Sachs Group, Inc.	5,219	4,415,222
Marsh & McLennan Cos., Inc.	17,553	3,044,568
Mastercard, Inc. Class A	43,991	21,980,543
Moody’s Corp.	6,753	2,945,996
Morgan Stanley	28,283	4,654,533
PayPal Holdings, Inc.	84,062	3,802,124

	Number of Shares	Value
SEI Investments Co.	109,442	$8,587,914
Visa, Inc. Class A	214,780	64,915,107
		139,033,494
Health Care — 8.9%
Danaher Corp.	26,802	5,081,659
Eli Lilly & Co.	32,316	29,723,287
Illumina, Inc. (a)	37,875	4,668,473
Intuitive Surgical, Inc. (a)	50,933	23,479,604
Medline, Inc. Class A (a)	24,980	1,111,610
Novartis AG Sponsored ADR (b)	72,929	11,139,905
Novo Nordisk AS Sponsored ADR	232,849	8,557,201
Regeneron Pharmaceuticals, Inc.	25,046	19,351,541
Roche Holding AG Sponsored ADR (b)	165,888	8,246,292
Stryker Corp.	13,641	4,482,296
Thermo Fisher Scientific, Inc.	30,523	15,002,970
UnitedHealth Group, Inc.	22,774	6,162,417
Vertex Pharmaceuticals, Inc. (a)	52,931	23,635,809
		160,643,064
Industrials — 5.2%
Boeing Co. (a)	190,343	37,883,967
Cintas Corp.	12,756	2,157,550
Deere & Co.	17,431	9,818,882
Expeditors International of Washington, Inc.	72,918	10,444,045
GE Vernova, Inc.	11,243	9,814,015
General Electric Co.	65,205	18,503,223
Old Dominion Freight Line, Inc.	13,847	2,705,704
TransDigm Group, Inc.	2,107	2,441,929
		93,769,315
Information Technology — 38.5%
Apple, Inc.	372,963	94,654,280
ASML Holding NV	8,692	11,480,654
Autodesk, Inc. (a)	73,537	17,604,758
Broadcom, Inc.	156,630	48,478,551
Crowdstrike Holdings, Inc. Class A (a)	9,322	3,639,402
Datadog, Inc. Class A (a)	11,935	1,408,927
Microsoft Corp.	354,763	131,322,620
Monolithic Power Systems, Inc.	5,949	6,504,339
NVIDIA Corp.	1,409,279	245,778,258
Oracle Corp.	277,776	40,863,627
Palantir Technologies, Inc. Class A (a)	19,549	2,859,628
QUALCOMM, Inc.	53,683	6,913,297
Roper Technologies, Inc.	8,811	3,117,860

The accompanying notes are an integral part of the financial statements.
12

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce, Inc.	73,829	$13,781,659
ServiceNow, Inc. (a)	106,196	11,102,792
Shopify, Inc. Class A (a)	246,010	29,181,706
Synopsys, Inc. (a)	11,979	4,749,434
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	22,201	7,502,828
TE Connectivity PLC	23,440	4,899,429
Texas Instruments, Inc.	15,261	2,962,770
Workday, Inc. Class A (a)	25,617	3,328,161
		692,134,980
Materials — 0.4%
Linde PLC (LIN US)	7,854	3,893,699
Sherwin-Williams Co.	11,432	3,664,528
		7,558,227
Utilities — 0.3%
Constellation Energy Corp.	16,874	4,712,064
TOTAL COMMON STOCK (Cost $1,031,675,797)		1,770,915,784
TOTAL EQUITIES (Cost $1,031,675,797)		1,770,915,784

	Principal Amount
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
9.000% 6/01/30 (c)	$1,054,922	1,097,386
9.000% 6/01/31 (c)	1,410,488	1,525,166
		2,622,552
TOTAL CORPORATE DEBT (Cost $2,701,651)		2,622,552
TOTAL BONDS & NOTES (Cost $2,701,651)		2,622,552
TOTAL LONG-TERM INVESTMENTS (Cost $1,034,377,448)		1,773,538,336

Number of Shares
Short-Term Investments — 1.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.024% (d)	103	103

	Principal Amount	Value
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (e)	$22,739,894	$22,739,894
TOTAL SHORT-TERM INVESTMENTS (Cost $22,739,997)		22,739,997
TOTAL INVESTMENTS — 100.0% (Cost $1,057,117,445) (f)		1,796,278,333
Other Assets/ (Liabilities) — 0.0%		796,144
NET ASSETS — 100.0%		$1,797,074,477

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $12,803,895 or 0.71% of net assets. The Fund received $12,871,014 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $3,789,309 or 0.21% of net assets.

(d)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(e)
Maturity value of $22,741,158. Collateralized by U.S. Government Agency obligations with rates ranging from 3.375% - 4.375%, maturity dates ranging from 7/15/27 - 2/29/28, and an aggregate market value, including accrued interest, of $23,194,894.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MassMutual Mid Cap Growth Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Communication Services — 3.5%
Liberty Media Corp-Liberty Formula One Class C (a)	353,735	$30,074,550
Live Nation Entertainment, Inc. (a) (b)	40,292	6,144,933
New York Times Co. Class A (b)	335,199	28,066,212
Reddit, Inc. Class A (a)	132,223	17,803,827
ROBLOX Corp. Class A (a)	161,211	9,118,094
Trade Desk, Inc. Class A (a)	126,425	2,868,583
		94,076,199
Consumer Discretionary — 18.2%
Birkenstock Holding PLC (a) (b)	406,801	14,575,680
Burlington Stores, Inc. (a)	143,581	46,718,386
Chipotle Mexican Grill, Inc. (a)	153,201	4,903,964
Deckers Outdoor Corp. (a)	50,668	5,071,360
Domino’s Pizza, Inc.	100,799	36,165,673
DraftKings, Inc. Class A (a)	199,700	4,317,514
Dutch Bros, Inc. Class A (a) (b)	115,900	5,871,494
Floor & Decor Holdings, Inc. Class A (a) (b)	56,210	2,855,468
Hilton Worldwide Holdings, Inc.	182,234	55,413,715
Liberty Live Holdings, Inc. Class C (a)	195,008	18,352,203
Lululemon Athletica, Inc. (a)	30,419	4,657,149
McGraw Hill, Inc. (a)	288,506	3,952,532
Murphy USA, Inc.	16,726	8,262,142
Planet Fitness, Inc. Class A (a)	364,301	27,096,708
Pool Corp.	106,126	21,472,473
Ross Stores, Inc.	102,067	22,110,774
Royal Caribbean Cruises Ltd.	93,765	25,802,253
Service Corp. International (b)	251,347	20,738,641
Sportradar Group AG Class A (a) (b)	540,700	9,051,318
Stride, Inc. (a) (b)	100,188	8,833,576
Texas Roadhouse, Inc.	53,300	8,801,962
TopBuild Corp. (a) (b)	22,650	7,956,945
Tractor Supply Co.	141,827	6,424,763
Ulta Beauty, Inc. (a)	42,528	22,229,811
Viking Holdings Ltd. (a)	549,050	40,344,194
Wingstop, Inc. (b)	57,872	8,968,424
Wyndham Hotels & Resorts, Inc.	155,281	12,613,476
Yum! Brands, Inc.	242,335	37,678,246
		491,240,844

	Number of Shares	Value
Consumer Staples — 3.4%
Casey’s General Stores, Inc.	19,183	$13,962,538
Celsius Holdings, Inc. (a)	368,317	13,067,887
Church & Dwight Co., Inc.	71,619	6,683,485
Dollar Tree, Inc. (a)	268,129	29,362,807
McCormick & Co., Inc.	255,900	12,907,596
US Foods Holding Corp. (a)	180,561	16,649,530
		92,633,843
Energy — 4.1%
Cheniere Energy, Inc.	104,305	29,597,587
DT Midstream, Inc. (a)	88,534	11,922,874
EQT Corp.	410,459	26,121,611
Permian Resources Corp. Class A (b)	316,001	6,737,141
TechnipFMC PLC	515,308	35,623,242
		110,002,455
Financials — 6.7%
Aon PLC Class A	13,701	4,422,409
Assurant, Inc.	141,904	30,908,110
Block, Inc. (a)	49,495	2,978,609
Bullish (a) (b)	64,700	2,311,731
Carlyle Group, Inc.	60,809	2,942,547
Cboe Global Markets, Inc.	80,286	22,565,986
Corpay, Inc. (a)	23,345	6,793,162
Lemonade, Inc. (a)	54,654	3,425,713
Markel Group, Inc. (a)	6,900	13,207,083
MSCI, Inc.	68,521	36,933,504
Nasdaq, Inc.	41,856	3,553,156
Raymond James Financial, Inc.	149,725	21,678,683
Ryan Specialty Holdings, Inc. (b)	173,241	5,845,151
TPG, Inc.	141,378	5,727,223
Tradeweb Markets, Inc. Class A	147,752	17,384,500
		180,677,567
Health Care — 19.6%
Agilent Technologies, Inc.	434,387	49,511,430
Alcon AG (b)	63,587	4,791,281
Align Technology, Inc. (a)	51,155	8,769,502
Alnylam Pharmaceuticals, Inc. (a)	121,989	40,362,500
Apogee Therapeutics, Inc. (a) (b)	75,317	6,339,432
Ascendis Pharma AS ADR (a)	71,578	16,372,036
Avantor, Inc. (a)	705,000	5,527,200
Biogen, Inc. (a)	46,700	8,561,511
BioNTech SE ADR (a)	95,800	8,514,704
Caris Life Sciences, Inc. (a) (b)	249,038	4,452,799
Cencora, Inc.	131,835	41,414,647
CG oncology, Inc. (a) (b)	68,390	4,628,635

The accompanying notes are an integral part of the financial statements.
14

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cooper Cos., Inc. (a)	393,256	$28,117,804
CRISPR Therapeutics AG (a) (b)	96,019	4,567,624
Cytokinetics, Inc. (a) (b)	158,500	10,446,735
Dexcom, Inc. (a)	169,248	10,628,774
Elanco Animal Health, Inc. (a) (b)	824,585	19,732,319
Encompass Health Corp.	136,500	13,203,645
GE HealthCare Technologies, Inc. (a)	65,615	4,670,476
IDEXX Laboratories, Inc. (a)	13,913	7,817,576
Insmed, Inc. (a)	61,681	10,086,077
Insulet Corp. (a)	79,900	16,766,216
Ionis Pharmaceuticals, Inc. (a)	254,240	19,090,882
Kymera Therapeutics, Inc. (a) (b)	45,100	3,756,379
Mettler-Toledo International, Inc. (a)	37,332	47,083,118
Natera, Inc. (a)	109,546	21,908,105
Nuvalent, Inc., Class A (a)	24,303	2,489,842
Quidelortho Corp. (a) (b)	172,000	2,825,960
ResMed, Inc.	25,569	5,739,729
Revolution Medicines, Inc. (a)	25,000	2,431,250
Steris PLC	21,657	4,789,012
Teleflex, Inc.	167,300	20,010,753
United Therapeutics Corp. (a)	23,226	13,772,554
Vaxcyte, Inc. (a)	140,371	8,156,959
Veeva Systems, Inc. Class A (a)	160,379	28,172,175
West Pharmaceutical Services, Inc.	97,700	24,487,528
		529,997,169
Industrials — 20.2%
Acuity, Inc.	20,500	5,744,510
API Group Corp. (a)	465,456	18,860,277
ATI, Inc. (a)	54,092	7,868,222
Booz Allen Hamilton Holding Corp.	256,617	20,023,824
Broadridge Financial Solutions, Inc.	33,300	5,410,584
Builders FirstSource, Inc. (a)	111,597	9,187,781
BWX Technologies, Inc.	56,400	11,533,236
CACI International, Inc. Class A (a)	6,457	3,511,769
Cintas Corp.	24,050	4,067,817
Equifax, Inc.	70,226	12,645,596
Esab Corp.	248,610	24,030,643
Ferguson Enterprises, Inc.	119,039	27,767,037
Fortive Corp. (b)	110,681	6,118,446
FTAI Aviation Ltd.	76,655	18,780,475
Ingersoll Rand, Inc.	296,171	23,729,221

	Number of Shares	Value
ITT, Inc.	80,000	$15,242,400
Knight-Swift Transportation Holdings, Inc.	283,485	16,323,066
L3Harris Technologies, Inc.	28,343	9,782,586
Mueller Industries, Inc.	77,635	8,601,958
Old Dominion Freight Line, Inc.	155,317	30,348,942
Paylocity Holding Corp. (a)	172,218	18,606,433
Quanta Services, Inc.	50,187	27,553,667
QXO, Inc. (a) (b)	339,067	6,584,681
RB Global, Inc. (b)	153,800	14,741,730
RBC Bearings, Inc. (a)	20,807	11,300,698
Rocket Lab Corp. (a)	91,533	5,878,249
Rollins, Inc.	159,166	8,501,056
StandardAero, Inc. (a) (b)	510,818	13,194,429
Symbotic, Inc. (a)	70,643	3,758,208
Textron, Inc.	229,833	20,124,177
TransUnion (b)	311,726	21,568,322
UL Solutions, Inc. Class A	264,118	22,637,554
Veralto Corp.	327,700	28,975,234
Vertiv Holdings Co. Class A	18,083	4,531,238
Waste Connections, Inc.	26,824	4,357,291
XPO, Inc. (a) (b)	278,637	54,208,828
		546,100,185
Information Technology — 20.8%
Akamai Technologies, Inc. (a)	154,575	17,752,939
Allegro MicroSystems, Inc. (a) (b)	103,594	3,266,319
Amphenol Corp. Class A	80,112	10,122,151
Arista Networks, Inc. (a)	53,623	6,583,832
Astera Labs, Inc. (a)	33,414	3,662,174
Atlassian Corp. Class A (a)	104,005	7,098,341
Aurora Innovation, Inc. (a) (b)	890,623	3,669,367
Circle Internet Group, Inc. (a)	90,926	8,675,250
Cloudflare, Inc. Class A (a)	61,448	12,679,180
Datadog, Inc. Class A (a)	36,670	4,328,893
Descartes Systems Group, Inc. (a)	90,674	6,488,631
Entegris, Inc.	47,494	5,568,197
Everpure, Inc. Class A (a)	308,330	18,203,803
Fair Isaac Corp. (a)	10,417	11,120,564
Guidewire Software, Inc. (a)	89,364	13,365,280
Jabil, Inc.	25,192	6,691,751
Keysight Technologies, Inc. (a)	131,442	37,115,277
KLA Corp.	3,219	4,739,688
Lattice Semiconductor Corp. (a)	543,762	50,439,363
MACOM Technology Solutions Holdings, Inc. (a)	129,881	28,842,674
Manhattan Associates, Inc. (a)	149,100	19,848,192
Marvell Technology, Inc.	212,862	21,083,981

The accompanying notes are an integral part of the financial statements.
15

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microchip Technology, Inc.	433,998	$28,040,611
MongoDB, Inc. (a)	57,108	13,978,325
Monolithic Power Systems, Inc.	48,041	52,525,627
Motorola Solutions, Inc.	7,692	3,338,097
NXP Semiconductors NV	95,944	18,887,536
PTC, Inc. (a)	257,993	36,761,423
Ralliant Corp.	107,671	4,478,037
Rambus, Inc. (a)	69,700	5,996,291
Skyworks Solutions, Inc.	71,455	3,826,415
Snowflake, Inc. Class A (a)	27,996	4,222,357
Synaptics, Inc. (a) (b)	49,190	3,445,268
Teradyne, Inc.	50,980	15,113,531
Tyler Technologies, Inc. (a)	89,663	30,698,818
Unity Software, Inc. (a)	217,287	4,767,277
Workday, Inc. Class A (a)	45,537	5,916,167
Zoom Communications, Inc. (a)	182,200	14,647,058
Zscaler, Inc. (a)	85,125	11,942,186
		559,930,871
Materials — 2.7%
Avery Dennison Corp.	123,533	21,331,678
Ball Corp.	272,242	16,092,225
Eagle Materials, Inc.	36,000	6,820,200
Martin Marietta Materials, Inc.	41,611	24,495,563
Solstice Advanced Materials, Inc.	63,960	4,871,194
		73,610,860
Real Estate — 0.2%
First Industrial Realty Trust, Inc.	97,174	5,621,516
Utilities — 0.4%
Vistra Corp.	75,898	11,409,747
TOTAL COMMON STOCK (Cost $2,392,834,119)		2,695,301,256
TOTAL EQUITIES (Cost $2,392,834,119)		2,695,301,256
TOTAL LONG-TERM INVESTMENTS (Cost $2,392,834,119)		2,695,301,256
Short-Term Investments — 2.7%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	9,602,527	9,602,527

	Number of Shares	Value
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.024% (d)	388	$388

	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (e)	$62,955,965	62,955,965
TOTAL SHORT-TERM INVESTMENTS (Cost $72,558,880)		72,558,880
TOTAL INVESTMENTS — 102.5% (Cost $2,465,392,999) (f)		2,767,860,136
Other Assets/ (Liabilities) — (2.5)%		(66,895,224)
NET ASSETS — 100.0%		$2,700,964,912

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $224,859,818 or 8.33% of net assets. The Fund received $213,231,978 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(e)
Maturity value of $62,959,463. Collateralized by U.S. Government Agency obligations with rates ranging from 1.000% - 4.375%, maturity dates ranging from 7/15/27 - 7/31/28, and an aggregate market value, including accrued interest, of $64,215,255.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
16

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 96.7%
Common Stock — 96.7%
Communication Services — 1.0%
Cargurus, Inc. (a) (b)	104,288	$3,551,006
EchoStar Corp. Class A (a) (b)	7,459	873,225
Magnite, Inc. (a)	120,809	1,435,211
		5,859,442
Consumer Discretionary — 7.3%
Boot Barn Holdings, Inc. (a)	28,919	4,232,585
Century Communities, Inc.	15,627	896,677
Champion Homes, Inc. (a)	53,210	3,957,228
Cheesecake Factory, Inc.	3,389	185,548
Dana, Inc.	53,809	1,810,673
Dutch Bros, Inc. Class A (a) (b)	25,991	1,316,704
Five Below, Inc. (a)	26,657	6,090,591
Garrett Motion, Inc.	83,731	1,521,392
Genius Sports Ltd. (a) (b)	59,861	265,184
Gildan Activewear, Inc. (b)	30,933	1,721,421
Life Time Group Holdings, Inc. (a)	75,824	2,042,699
National Vision Holdings, Inc. (a) (b)	73,423	1,901,656
Ollie’s Bargain Outlet Holdings, Inc. (a)	12,879	1,185,383
Patrick Industries, Inc. (b)	28,792	3,197,927
Red Rock Resorts, Inc. Class A	29,297	1,563,288
Shake Shack, Inc. Class A (a)	21,457	1,898,301
Stride, Inc. (a)	16,222	1,430,294
Valvoline, Inc. (a)	54,670	1,841,286
Visteon Corp. (b)	10,732	977,793
Wingstop, Inc. (b)	1,658	256,940
Wolverine World Wide, Inc.	83,904	1,369,313
YETI Holdings, Inc. (a) (b)	36,481	1,334,840
		40,997,723
Consumer Staples — 1.0%
Chefs’ Warehouse, Inc. (a)	30,993	1,842,534
Freshpet, Inc. (a)	21,731	1,281,260
Vita Coco Co., Inc. (a)	57,031	2,732,355
		5,856,149
Energy — 4.7%
Archrock, Inc.	72,044	2,507,131
Cactus, Inc. Class A (b)	58,805	2,785,593
Chord Energy Corp.	44,349	6,305,541
Excelerate Energy, Inc. Class A	50,534	1,688,846
Golar LNG Ltd.	21,185	1,146,320
Innovex International, Inc. (a)	8,876	216,486
Matador Resources Co.	29,644	1,872,908

	Number of Shares	Value
TechnipFMC PLC	80,768	$5,583,492
Viper Energy, Inc. Class A	91,379	4,293,899
		26,400,216
Financials — 9.3%
Ameris Bancorp	58,551	4,566,392
Dave, Inc. (a) (b)	2,973	517,570
Eastern Bankshares, Inc.	117,724	2,302,681
Enova International, Inc. (a)	18,540	2,518,288
Evercore, Inc. Class A	10,020	2,991,070
First Interstate BancSystem, Inc. Class A (b)	64,892	2,167,393
HA Sustainable Infrastructure Capital, Inc. (b)	125,502	4,612,198
Hamilton Insurance Group Ltd. Class B	58,507	1,745,264
Hancock Whitney Corp.	37,953	2,413,431
Huntington Bancshares, Inc.	165,298	2,586,914
Marex Group PLC	40,798	1,818,775
Palomar Holdings, Inc. (a)	7,717	922,181
Perella Weinberg Partners (b)	98,886	1,795,770
Piper Sandler Cos.	32,055	2,453,810
PJT Partners, Inc. Class A	13,590	1,898,795
Seacoast Banking Corp. of Florida	157,526	4,771,463
Simmons First National Corp. Class A	106,695	2,075,218
SiriusPoint Ltd. (a)	136,156	2,932,800
StepStone Group, Inc. Class A	36,176	1,726,319
UMB Financial Corp.	23,123	2,608,043
WisdomTree, Inc. (b)	209,864	3,055,620
		52,479,995
Health Care — 21.5%
Adaptive Biotechnologies Corp. (a)	45,088	625,821
Alignment Healthcare, Inc. (a)	351,550	6,194,311
Alkermes PLC (a) (b)	37,110	1,312,210
Apellis Pharmaceuticals, Inc. (a) (b)	22,766	915,876
Apogee Therapeutics, Inc. (a) (b)	30,419	2,560,367
Arrowhead Pharmaceuticals, Inc. (a)	10,299	645,747
AtriCure, Inc. (a)	56,504	1,612,059
Axogen, Inc. (a)	27,014	894,974
Axsome Therapeutics, Inc. (a)	32,038	5,415,063
Billiontoone, Inc. Class A (a) (b)	6,751	532,924
Bridgebio Pharma, Inc. (a) (b)	63,276	4,698,876
BrightSpring Health Services, Inc. (a) (b)	124,609	5,309,589
Caris Life Sciences, Inc. (a) (b)	30,005	536,489
Celcuity, Inc. (a) (b)	8,164	931,839

The accompanying notes are an integral part of the financial statements.
17

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Celldex Therapeutics, Inc. (a)	33,916	$1,075,816
CG oncology, Inc. (a) (b)	36,092	2,442,707
Cogent Biosciences, Inc. (a)	78,428	3,018,694
Corvus Pharmaceuticals, Inc. (a) (b)	39,530	578,324
Crinetics Pharmaceuticals, Inc. (a) (b)	55,032	1,998,762
Cytokinetics, Inc. (a) (b)	33,250	2,191,507
Dianthus Therapeutics, Inc. (a)	10,710	898,783
Disc Medicine, Inc. (a) (b)	24,221	1,548,691
Doximity, Inc. Class A (a)	34,370	800,821
Encompass Health Corp.	26,227	2,536,938
Ensign Group, Inc.	10,490	2,113,735
GeneDx Holdings Corp. (a)	29,032	1,864,435
Glaukos Corp. (a)	22,807	2,455,402
Guardant Health, Inc. (a)	45,707	4,221,956
Guardian Pharmacy Services, Inc. Class A (a)	45,952	1,730,552
Halozyme Therapeutics, Inc. (a)	44,528	2,877,845
HealthEquity, Inc. (a)	17,559	1,467,406
HeartFlow, Inc. (a) (b)	39,175	953,128
Hims & Hers Health, Inc. (a) (b)	17,109	355,183
Hinge Health, Inc. Class A (a)	32,766	1,263,457
Insmed, Inc. (a)	9,030	1,476,586
Inspire Medical Systems, Inc. (a)	5,175	266,927
Ionis Pharmaceuticals, Inc. (a)	8,419	632,183
IRhythm Holdings, Inc. (a) (b)	7,024	828,972
Kymera Therapeutics, Inc. (a) (b)	31,097	2,590,069
Lantheus Holdings, Inc. (a) (b)	7,313	554,691
LeMaitre Vascular, Inc.	6,494	708,950
Ligand Pharmaceuticals, Inc. (a) (b)	14,802	2,955,219
Madrigal Pharmaceuticals, Inc. Sponsored ADR (a) (b)	4,241	2,220,036
MBX Biosciences, Inc. (a) (b)	12,832	383,035
Mineralys Therapeutics, Inc. (a)	19,356	524,354
Mirum Pharmaceuticals, Inc. (a)	19,328	1,785,521
Nuvalent, Inc., Class A (a)	25,636	2,626,408
Oculis Holding AG (a)	18,560	493,510
Option Care Health, Inc. (a) (b)	59,146	1,592,210
PACS Group, Inc. (a)	50,792	1,631,439
Pharvaris NV (a)	12,999	367,222
Progyny, Inc. (a) (b)	76,122	1,292,552
Protagonist Therapeutics, Inc. (a)	54,581	5,752,837
PTC Therapeutics, Inc. (a)	35,626	2,427,199
RadNet, Inc. (a) (b)	28,372	1,585,711
Repligen Corp. (a) (b)	13,973	1,646,299
Revolution Medicines, Inc. (a)	23,718	2,306,575
Rhythm Pharmaceuticals, Inc. (a)	8,427	732,896
Scholar Rock Holding Corp. (a) (b)	45,111	2,217,657

	Number of Shares	Value
Soleno Therapeutics, Inc. (a)	10,547	$353,114
Spyre Therapeutics, Inc. (a) (b)	37,517	1,892,357
Structure Therapeutics, Inc. ADR (a)	31,752	1,530,446
Terns Pharmaceuticals, Inc. (a)	8,513	448,805
TransMedics Group, Inc. (a) (b)	29,436	2,926,233
Trevi Therapeutics, Inc. (a) (b)	68,656	819,066
Twist Bioscience Corp. (a) (b)	28,857	1,371,285
Ultragenyx Pharmaceutical, Inc. (a)	20,291	425,096
Vaxcyte, Inc. (a)	21,630	1,256,919
Veracyte, Inc. (a) (b)	31,347	1,009,687
Viridian Therapeutics, Inc. (a)	15,603	305,195
Xenon Pharmaceuticals, Inc. (a)	8,177	475,493
		120,993,041
Industrials — 25.7%
AAON, Inc. (b)	23,378	1,934,529
AAR Corp. (a)	18,245	1,997,098
Acuity, Inc.	5,711	1,600,336
Alliance Laundry Holdings, Inc. (a)	37,757	783,080
Ameresco, Inc. Class A (a) (b)	91,770	2,340,135
Applied Industrial Technologies, Inc.	9,971	2,645,506
Argan, Inc. (b)	5,252	2,860,502
ATI, Inc. (a)	23,384	3,401,437
Atmus Filtration Technologies, Inc.	52,597	2,985,932
Bloom Energy Corp. Class A (a)	36,390	4,930,481
Carpenter Technology Corp.	11,846	4,669,101
Casella Waste Systems, Inc. Class A (a) (b)	24,729	1,961,999
Comfort Systems USA, Inc.	1,426	1,966,440
Construction Partners, Inc. Class A (a) (b)	26,937	2,993,239
Crane Co.	6,543	1,118,853
Curtiss-Wright Corp.	13,428	9,146,079
DXP Enterprises, Inc. (a)	30,282	4,231,304
Embraer SA Sponsored ADR	55,823	3,312,537
Enpro, Inc.	8,145	2,041,544
ESCO Technologies, Inc.	22,019	6,195,486
Everus Construction Group, Inc. (a)	18,812	2,220,945
Exlservice Holdings, Inc. (a)	34,538	1,051,682
Forgent Power Solutions, Inc. (a)	74,588	2,183,191
GATX Corp.	12,316	2,102,834
Karman Holdings, Inc. (a) (b)	45,065	3,607,453
Kirby Corp. (a)	17,555	2,332,708
Knight-Swift Transportation Holdings, Inc.	48,929	2,817,332

The accompanying notes are an integral part of the financial statements.
18

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Korn Ferry	29,302	$1,844,561
Kornit Digital Ltd. (a)	45,943	673,524
Kratos Defense & Security Solutions, Inc. (a) (b)	38,580	2,720,276
Leonardo DRS, Inc.	30,942	1,377,538
Loar Holdings, Inc. (a) (b)	10,529	603,206
McGrath RentCorp	13,964	1,539,950
Mercury Systems, Inc. (a) (b)	39,414	2,873,675
Modine Manufacturing Co. (a)	46,890	10,161,532
MYR Group, Inc. (a)	8,388	2,368,100
Nextpower, Inc. Class A (a)	37,182	4,482,290
Powell Industries, Inc. (b)	3,744	2,025,803
Primoris Services Corp.	22,792	3,260,168
Rush Enterprises, Inc. Class A	56,092	3,708,242
Ryder System, Inc.	11,275	2,308,105
SPX Technologies, Inc. (a)	20,363	4,071,378
StandardAero, Inc. (a) (b)	42,095	1,087,314
Sterling Infrastructure, Inc. (a) (b)	11,551	4,704,376
Terex Corp.	36,146	2,136,229
Trex Co., Inc. (a)	25,193	917,529
TriNet Group, Inc.	14,485	527,688
Verra Mobility Corp. (a)	161,652	2,310,007
Voyager Technologies, Inc. Class A (a) (b)	62,746	1,467,629
VSE Corp. (b)	13,057	2,407,711
Xometry, Inc. Class A (a) (b)	50,584	2,065,851
Zurn Elkay Water Solutions Corp.	79,163	3,549,669
		144,624,114
Information Technology — 18.5%
Advanced Energy Industries, Inc.	27,106	8,747,377
Agilysys, Inc. (a) (b)	31,327	2,228,603
Allegro MicroSystems, Inc. (a)	29,217	921,212
Amplitude, Inc. Class A (a)	393,574	2,684,175
AvePoint, Inc. (a)	100,398	954,785
Belden, Inc.	19,499	2,239,070
Calix, Inc. (a)	39,443	1,932,313
Cirrus Logic, Inc. (a)	12,534	1,812,667
Clear Secure, Inc. Class A	23,870	1,155,547
Cognex Corp.	23,116	1,132,453
Commvault Systems, Inc. (a)	9,420	733,724
Core Scientific, Inc. (a) (b)	31,046	464,448
Crane NXT Co. (b)	3,969	161,102
Credo Technology Group Holding Ltd. (a)	35,034	3,288,642
CyberArk Software Ltd. (a) (c)	3,858	173,610
DigitalOcean Holdings, Inc. (a) (b)	23,758	2,037,961
Enphase Energy, Inc. (a)	28,356	1,072,140
Fabrinet (a)	14,842	7,740,400

	Number of Shares	Value
Freshworks, Inc. Class A (a)	161,944	$1,300,410
Intapp, Inc. (a)	97,170	2,496,297
IonQ, Inc. (a) (b)	12,542	361,586
JFrog Ltd. (a)	38,798	1,820,790
Lattice Semiconductor Corp. (a)	42,588	3,950,463
MACOM Technology Solutions Holdings, Inc. (a)	26,024	5,779,150
MKS, Inc.	30,176	6,934,746
Nova Ltd. (a) (b)	9,609	4,172,996
Onto Innovation, Inc. (a)	12,442	2,551,481
OSI Systems, Inc. (a) (b)	6,850	1,818,743
Palo Alto Networks, Inc. (a)	8,334	1,336,107
Power Integrations, Inc. (b)	34,048	1,743,258
Rambus, Inc. (a)	8,786	755,860
Rubrik, Inc. Class A (a)	22,646	1,108,975
Sanmina Corp. (a)	16,966	2,199,472
Semtech Corp. (a) (b)	27,740	2,132,929
ServiceTitan, Inc. Class A (a)	6,241	396,054
Silicon Motion Technology Corp. Sponsored ADR	10,135	1,138,059
SiTime Corp. (a) (b)	14,918	5,151,931
Terawulf, Inc. (a) (b)	139,825	2,017,675
Tower Semiconductor Ltd. (a)	34,194	6,000,363
TTM Technologies, Inc. (a)	52,811	5,144,848
Universal Display Corp.	4,537	415,861
Viavi Solutions, Inc. (a) (b)	126,277	4,202,498
		104,410,781
Materials — 3.6%
Avient Corp.	54,299	1,971,054
Cabot Corp.	43,527	3,278,018
Century Aluminum Co. (a)	41,011	2,406,936
Coeur Mining, Inc. (a)	32,971	618,866
Element Solutions, Inc.	37,170	1,268,984
ERO Copper Corp. (a)	65,227	1,739,604
Graphic Packaging Holding Co.	39,942	397,024
James Hardie Industries PLC (a)	89,128	1,688,084
Methanex Corp. (b)	34,141	2,032,755
MP Materials Corp. (a) (b)	26,144	1,261,709
Orla Mining Ltd. (b)	124,541	2,008,846
Taseko Mines Ltd. (a)	220,040	1,419,258
		20,091,138
Real Estate — 2.8%
Acadia Realty Trust (b)	49,145	939,653
American Healthcare REIT, Inc. (b)	114,456	5,397,745
Essential Properties Realty Trust, Inc.	52,172	1,583,942
Janus Living, Inc. Class A (a)	11,000	259,270
LTC Properties, Inc.	26,901	999,641

The accompanying notes are an integral part of the financial statements.
19

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips Edison & Co., Inc.	122,317	$4,577,102
Terreno Realty Corp.	33,955	2,085,516
		15,842,869
Utilities — 1.3%
H2O America (b)	20,873	1,224,619
IDACORP, Inc. (b)	19,421	2,776,620
ONE Gas, Inc.	25,515	2,197,607
Talen Energy Corp. (a)	3,622	1,156,251
		7,355,097
TOTAL COMMON STOCK (Cost $437,089,418)		544,910,565
TOTAL EQUITIES (Cost $437,089,418)		544,910,565
Rights — 0.0%
Health Care — 0.0%
Novo Nordisk AS, CVR (a) (c) (d)	17,050	11,083
TOTAL RIGHTS (Cost $11,083)		11,083
Exchange-Traded Funds — 0.7%
iShares Russell 2000 ETF (b)	14,592	3,618,816
iShares Russell 2000 Growth ETF (b)	779	244,458
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,852,705)		3,863,274
TOTAL LONG-TERM INVESTMENTS (Cost $440,953,206)		548,784,922
Short-Term Investments — 4.2%
Investment of Cash Collateral from Securities Loaned — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (e)	6,819,512	6,819,512

	Principal Amount	Value
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (f)	$16,721,852	$16,721,852
TOTAL SHORT-TERM INVESTMENTS (Cost $23,541,364)		23,541,364
TOTAL INVESTMENTS — 101.6% (Cost $464,494,570) (g)		572,326,286
Other Assets/ (Liabilities) — (1.6)%		(9,103,368)
NET ASSETS — 100.0%		$563,222,918

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $132,144,379 or 23.46% of net assets. The Fund received $121,404,194 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $11,083 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(f)
Maturity value of $16,722,782. Collateralized by U.S. Government Agency obligations with rates ranging from 3.375% - 4.375%, maturity dates ranging from 7/15/27 - 4/15/32, and an aggregate market value, including accrued interest, of $17,056,487.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
20

MassMutual Overseas Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.2%
Common Stock — 96.8%
Australia — 1.2%
Glencore PLC	189,900	$1,447,038
Rio Tinto PLC	18,114	1,683,729
		3,130,767
Canada — 1.4%
Canadian National Railway Co.	4,204	432,045
Intact Financial Corp.	5,774	1,046,301
Toronto-Dominion Bank (a)	22,911	2,139,744
		3,618,090
China — 2.7%
Alibaba Group Holding Ltd.	74,340	1,170,299
NetEase, Inc.	68,100	1,515,192
Prosus NV (PRX NA)	35,799	1,636,481
Tencent Holdings Ltd.	43,000	2,714,672
		7,036,644
Denmark — 1.8%
Carlsberg AS Class B	16,841	2,101,336
DSV AS	7,760	1,853,896
Novo Nordisk AS Class B	21,206	781,424
		4,736,656
Finland — 1.0%
Kone OYJ Class B	38,870	2,478,208
France — 17.3%
Accor SA	36,770	1,761,736
Air Liquide SA	24,012	4,946,480
Airbus SE	8,320	1,562,707
BNP Paribas SA	61,490	5,857,599
Capgemini SE	31,205	3,647,390
Cie de Saint-Gobain SA	26,047	2,143,545
Cie Generale des Etablissements Michelin SCA	33,965	1,156,588
Danone SA	16,500	1,325,151
Dassault Systemes SE	82,900	1,687,834
Edenred SE	85,982	1,711,945
Engie SA	107,378	3,461,887
Kering SA	4,520	1,366,789
Legrand SA	11,969	1,849,506
LVMH Moet Hennessy Louis Vuitton SE	7,283	4,048,366
Pernod Ricard SA (a)	39,124	2,920,178
Publicis Groupe SA	17,059	1,410,796
TotalEnergies SE (TTE FP)	47,784	4,412,052
		45,270,549

	Number of Shares	Value
Germany — 11.3%
adidas AG	14,985	$2,361,429
Allianz SE Registered	2,820	1,168,574
Aumovio SE (b)	6,449	249,096
Bayer AG Registered	35,525	1,615,004
Bayerische Motoren Werke AG	20,320	1,835,190
Beiersdorf AG	18,768	1,660,451
Brenntag SE	22,200	1,464,681
Continental AG	16,899	1,161,693
Daimler Truck Holding AG	30,261	1,442,582
Deutsche Boerse AG	12,610	3,666,182
Fresenius SE & Co. KGaA	24,000	1,229,389
Merck KGaA	18,399	2,284,961
MTU Aero Engines AG	2,611	934,747
SAP SE	27,048	4,577,416
Siemens Healthineers AG (c)	34,100	1,430,507
Symrise AG	22,000	1,862,706
thyssenkrupp AG	74,817	645,327
		29,589,935
Hong Kong — 2.2%
AIA Group Ltd.	271,200	3,046,620
Prudential PLC	187,437	2,613,871
		5,660,491
India — 0.6%
Axis Bank Ltd.	80,405	1,027,213
HDFC Bank Ltd.	80,989	647,011
		1,674,224
Indonesia — 0.5%
Bank Mandiri Persero Tbk. PT	4,595,200	1,288,541
Ireland — 1.5%
AIB Group PLC	277,489	2,951,351
Bank of Ireland Group PLC	56,472	1,033,467
		3,984,818
Israel — 0.8%
Check Point Software Technologies Ltd. (b)	13,939	1,991,186
Italy — 4.1%
Eni SpA (a)	101,181	2,873,166
Intesa Sanpaolo SpA	789,888	4,801,507
Ryanair Holdings PLC Sponsored ADR	53,913	3,116,172
		10,790,845
Japan — 15.1%
Asahi Group Holdings Ltd.	130,500	1,309,694
Daikin Industries Ltd.	16,200	1,965,317

The accompanying notes are an integral part of the financial statements.
21

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Denso Corp.	135,800	$1,686,104
FUJIFILM Holdings Corp.	75,500	1,434,926
Fujitsu Ltd.	42,300	859,645
Hitachi Ltd.	143,800	4,202,644
Hoya Corp.	6,600	1,138,473
Kose Holdings Corp. (a)	15,100	563,206
LY Corp. (a)	519,900	1,260,057
Mitsubishi Electric Corp.	113,700	3,713,156
Olympus Corp.	77,200	734,975
Seven & i Holdings Co. Ltd.	185,600	2,498,064
Shin-Etsu Chemical Co. Ltd.	70,000	2,848,131
SMC Corp.	3,900	1,525,445
Sompo Holdings, Inc.	83,800	3,274,344
Sony Group Corp.	122,800	2,532,915
Sumitomo Mitsui Financial Group, Inc.	92,200	3,039,248
Suzuki Motor Corp.	140,300	1,680,930
Terumo Corp.	117,900	1,578,643
Unicharm Corp.	110,300	642,299
ZOZO, Inc. (a)	144,900	1,013,411
		39,501,627
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV Sponsored ADR	11,775	1,307,731
Netherlands — 3.0%
Akzo Nobel NV	24,725	1,418,848
ASML Holding NV	610	805,706
ASR Nederland NV	17,800	1,226,278
IMCD NV (a)	11,320	1,181,457
ING Groep NV	122,239	3,194,018
		7,826,307
Portugal — 0.2%
Galp Energia SGPS SA	25,850	628,453
Republic of Korea — 0.9%
Coupang, Inc. (b)	49,400	932,672
KB Financial Group, Inc.	14,221	1,330,448
		2,263,120
Singapore — 0.8%
DBS Group Holdings Ltd.	49,850	2,215,002
Spain — 0.9%
Amadeus IT Group SA	40,853	2,322,300
Sweden — 0.6%
Hexagon AB Class B	173,211	1,685,319

	Number of Shares	Value
Switzerland — 4.3%
Cie Financiere Richemont SA Registered Class A	27,257	$4,857,003
Sonova Holding AG Registered	5,220	1,183,234
UBS Group AG Registered	67,300	2,617,567
Zurich Insurance Group AG	3,471	2,474,825
		11,132,629
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	5,750,295
United Kingdom — 11.3%
AstraZeneca PLC	5,555	1,095,557
British American Tobacco PLC	60,566	3,528,012
Bunzl PLC	46,600	1,396,126
Compass Group PLC	166,574	4,628,048
Diageo PLC	42,300	785,947
Intertek Group PLC	18,800	916,629
London Stock Exchange Group PLC	19,441	2,297,653
NatWest Group PLC	446,287	3,311,474
Reckitt Benckiser Group PLC	28,266	1,918,206
RELX PLC	74,723	2,463,558
Rolls-Royce Holdings PLC	236,380	3,609,748
Tesco PLC	334,032	2,106,184
Unilever PLC	26,300	1,474,555
		29,531,697
United States — 10.6%
CNH Industrial NV	154,897	1,703,867
Experian PLC	61,310	2,131,049
Flutter Entertainment PLC (a) (b)	5,842	595,592
GSK PLC	103,339	2,834,058
Haleon PLC ADR ADR (a)	76,400	764,764
Nestle SA Registered	17,701	1,755,743
Novartis AG Registered	32,427	4,923,377
Qiagen NV	26,434	1,058,885
Roche Holding AG	13,813	5,454,282
Schneider Electric SE	16,060	4,411,201
Sunbelt Rentals Holdings, Inc. (a)	33,964	2,210,717
		27,843,535
TOTAL COMMON STOCK (Cost $215,485,864)		253,258,969

The accompanying notes are an integral part of the financial statements.
22

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.4%
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd. 1.464%	14,500	$1,154,512
TOTAL PREFERRED STOCK (Cost $566,290)		1,154,512
TOTAL EQUITIES (Cost $216,052,154)		254,413,481
TOTAL LONG-TERM INVESTMENTS (Cost $216,052,154)		254,413,481
Short-Term Investments — 3.7%
Investment of Cash Collateral from Securities Loaned — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (d)	5,968,513	5,968,513

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (e)	$3,710,142	3,710,142
TOTAL SHORT-TERM INVESTMENTS (Cost $9,678,655)		9,678,655
TOTAL INVESTMENTS — 100.9% (Cost $225,730,809) (f)		264,092,136
Other Assets/ (Liabilities) — (0.9)%		(2,481,383)
NET ASSETS — 100.0%		$261,610,753

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $11,567,548 or 4.42% of net assets. The Fund received $6,259,870 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $1,430,507 or 0.55% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(e)
Maturity value of $3,710,348. Collateralized by U.S. Government Agency obligations with rates ranging from 3.375% - 3.500%, maturity dates ranging from 2/29/28 - 4/30/30, and an aggregate market value, including accrued interest, of $3,784,511.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	22.3%
Industrials	18.6%
Consumer Discretionary	14.1%
Health Care	10.7%
Consumer Staples	9.9%
Information Technology	9.0%
Materials	5.7%
Energy	3.0%
Communication Services	2.6%
Utilities	1.3%
Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
23

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	MassMutual Diversified Value Fund	MM S&P 500 Index Fund
Assets:
Investments, at value (Note 2) (a)	$434,483,566	$2,027,135,914
Repurchase agreements, at value (Note 2) (b)	1,860,945	1,939,792
Total investments (c)	436,344,511	2,029,075,706
Cash	—	5
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	274,759	—
Fund shares sold	104,150	2,463,892
Variation margin on open derivative instruments (Note 2)	—	126,471
Interest and dividends	360,678	1,028,832
Foreign tax reclaims	209,323	—
Cash collateral pledged for open derivatives (Note 2)	—	515,000
Prepaid expenses	78,702	76,323
Total assets	437,372,123	2,033,286,229
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares redeemed	232,275	1,342,018
Trustees’ fees and expenses (Note 3)	226,218	344,459
Affiliates (Note 3):
Administration fees	67,882	353,693
Investment advisory fees	193,039	183,611
Service fees	66,324	455,592
Distribution fees	6,022	229,190
Cash collateral held for securities on loan (Note 2)	12,831	661,658
Accrued expense and other liabilities	86,605	127,884
Total liabilities	891,196	3,698,105
Net assets	$436,480,927	$2,029,588,124
Net assets consist of:
Paid-in capital	$363,859,675	$850,485,696
Accumulated earnings (loss)	72,621,252	1,179,102,428
Net assets	$436,480,927	$2,029,588,124
(a) Cost of investments:	$380,521,255	$945,019,473
(b) Cost of repurchase agreements:	$1,860,945	$1,939,792
(c) Securities on loan with market value of:	$3,456,680	$6,777,762
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
24

MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund

$1,773,538,439	$2,704,904,171	$555,604,434	$260,381,994
22,739,894	62,955,965	16,721,852	3,710,142
1,796,278,333	2,767,860,136	572,326,286	264,092,136
8	6	5,370	2,371
1	—	14	24,619

—	2,460,044	1,913,047	294,619
1,689,137	1,126,977	858,239	177,827
—	—	—	—
652,503	842,839	263,048	868,768
2,269,303	27,052	—	3,533,944
—	—	—	—
81,168	85,138	74,142	72,141
1,800,970,453	2,772,402,192	575,440,146	269,066,425

—	4,259,821	4,493,962	213,473
2,138,140	54,784,763	261,655	836,170
314,604	528,061	92,093	73,414

149,850	150,183	39,966	28,727
1,010,541	1,649,035	397,910	121,825
106,570	63,773	28,553	21,244
23,206	10,156	4,951	3,613
—	9,602,527	6,819,512	5,968,513
153,065	388,961	78,626	188,693
3,895,976	71,437,280	12,217,228	7,455,672
$1,797,074,477	$2,700,964,912	$563,222,918	$261,610,753

$1,005,487,524	$2,201,342,351	$425,506,293	$198,121,152
791,586,953	499,622,561	137,716,625	63,489,601
$1,797,074,477	$2,700,964,912	$563,222,918	$261,610,753

$1,034,377,551	$2,402,437,034	$447,772,718	$222,020,667
$22,739,894	$62,955,965	$16,721,852	$3,710,142
$12,803,895	$224,859,818	$132,144,379	$11,567,548
$1	$—	$15	$24,449

The accompanying notes are an integral part of the financial statements.
25

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	MassMutual Diversified Value Fund	MM S&P 500 Index Fund
Class I shares:
Net assets	$105,957,292	$523,063,661
Shares outstanding (a)	12,500,519	37,643,413
Net asset value, offering price and redemption price per share	$8.48	$13.90
Class R5 shares:
Net assets	$134,348,045	$306,747,244
Shares outstanding (a)	15,700,785	21,796,266
Net asset value, offering price and redemption price per share	$8.56	$14.07
Service Class shares:
Net assets	$26,203,272	$271,741,628
Shares outstanding (a)	3,058,066	19,160,595
Net asset value, offering price and redemption price per share	$8.57	$14.18
Administrative Class shares:
Net assets	$66,972,509	$234,383,252
Shares outstanding (a)	7,667,501	17,560,940
Net asset value, offering price and redemption price per share	$8.73	$13.35
Class R4 shares:
Net assets	$15,556,118	$308,740,711
Shares outstanding (a)	1,894,075	24,115,595
Net asset value, offering price and redemption price per share	$8.21	$12.80
Class A shares:
Net assets	$78,044,520	$33,091,241
Shares outstanding (a)	9,117,879	2,646,632
Net asset value and redemption price per share	$8.56	$12.50
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.06	$13.23
Class R3 shares:
Net assets	$9,336,082	$351,820,387
Shares outstanding (a)	1,109,852	30,487,024
Net asset value, offering price and redemption price per share	$8.41	$11.54
Class Y shares:
Net assets	$63,089
Shares outstanding (a)	7,355
Net asset value, offering price and redemption price per share	$8.58

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
26

MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund

$1,126,174,413	$1,942,957,777	$391,685,199	$173,812,458
66,202,551	120,235,952	25,079,206	20,929,108
$17.01	$16.16	$15.62	$8.30

$233,929,315	$518,683,025	$97,613,293	$34,334,911
13,946,036	33,200,810	6,487,118	4,101,181
$16.77	$15.62	$15.05	$8.37

$109,673,259	$68,890,161	$12,034,973	$9,304,527
6,799,008	4,745,820	918,471	1,124,840
$16.13	$14.52	$13.10	$8.27

$171,373,486	$74,531,074	$17,353,668	$12,017,828
11,297,911	5,869,721	1,568,154	1,427,171
$15.17	$12.70	$11.07	$8.42

$49,874,195	$22,838,907	$15,842,137	$11,561,751
3,992,802	2,292,009	2,018,895	1,480,390
$12.49	$9.96	$7.85	$7.81

$72,490,298	$56,990,411	$20,889,138	$14,842,070
5,846,924	5,920,210	2,745,797	1,824,102
$12.40	$9.63	$7.61	$8.14
$13.12	$10.19	$8.05	$8.61

$33,475,136	$15,990,649	$7,743,687	$5,637,840
3,868,544	2,306,213	1,729,088	708,748
$8.65	$6.93	$4.48	$7.95

$84,375	$82,908	$60,823	$99,368
5,030	5,308	4,044	11,891
$16.77	$15.62	$15.04	$8.36

The accompanying notes are an integral part of the financial statements.
27

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	MassMutual Diversified Value Fund	MM S&P 500 Index Fund
Investment income (Note 2):
Dividends (a)	$5,618,648	$13,442,924
Interest	23,993	100,496
Securities lending net income	4,527	3,644
Total investment income	5,647,168	13,547,064
Expenses (Note 3):
Investment advisory fees	1,120,424	1,106,599
Custody and overdraft fees	28,402	86,615
Audit and tax fees	62,297	28,672
Legal fees	9,716	70,531
Proxy fees	1,415	1,429
Accounting & Administration fees	17,940	37,954
Shareholder reporting fees	25,803	77,297
Trustees’ fees	29,099	160,985
Registration and filing fees	68,450	61,800
Transfer agent fees	993	1,051
	1,364,539	1,632,933
Administration fees:
Class R5	70,425	198,594
Service Class	38,889	374,439
Administrative Class	99,757	442,043
Class R4	16,316	425,652
Class A	102,745	59,628
Class R3	9,631	464,010
Class Y	33	—
Distribution and Service fees:
Class R4	20,395	425,652
Class A	102,745	42,591
Class R3	24,080	928,020
Total expenses	1,849,555	4,993,562
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class Y fees reimbursed by adviser	—	—
Class I administrative fees waived	—	—
Investment advisory fees waived	—	—
Net expenses:	1,849,555	4,993,562
Net investment income (loss)	3,797,613	8,553,502
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	20,077,991	123,724,736
Futures contracts	—	(556,998)
Foreign currency transactions	—	—
Net realized gain (loss)	20,077,991	123,167,738
Net change in unrealized appreciation (depreciation) on:
Investment transactions	6,730,766	(169,793,585)
Futures contracts	—	(65,466)
Translation of assets and liabilities in foreign currencies	(2,614)	—
Net change in unrealized appreciation (depreciation)	6,728,152	(169,859,051)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	26,806,143	(46,691,313)
Net increase (decrease) in net assets resulting from operations	$30,603,756	$(38,137,811)
(a) Net of foreign withholding tax of:	$19,748	$2,885
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
28

MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund

$5,075,571	$9,022,108	$1,837,778	$2,537,893
218,501	889,599	90,688	40,380
36,085	125,940	77,909	8,175
5,330,157	10,037,647	2,006,375	2,586,448

6,376,347	10,983,196	2,323,332	1,210,570
70,399	139,232	33,589	116,246
29,224	33,222	25,314	46,444
70,861	132,088	18,686	11,866
1,486	1,429	1,429	1,429
34,900	59,808	18,339	16,149
59,464	197,289	37,948	30,389
157,908	286,940	39,822	26,035
63,794	71,480	67,429	63,206
707	1,051	1,051	1,051
6,865,090	11,905,735	2,566,939	1,523,385

132,400	310,924	53,338	28,274
182,593	85,672	12,103	28,983
292,149	129,102	26,759	19,624
58,406	26,825	16,435	13,003
104,111	78,898	25,005	20,072
39,723	16,083	7,177	5,810
62	47	41	55

73,008	33,531	20,544	16,254
104,111	78,898	25,005	20,072
99,306	40,208	17,944	14,526
7,950,959	12,705,923	2,771,290	1,690,058

—	(389,972)	—	(182,385)
—	(96,934)	—	(61,088)
—	(13,184)	—	(31,433)
—	(13,495)	—	(14,475)
—	(4,209)	—	(14,174)
—	(10,022)	—	(17,799)
—	(2,516)	—	(6,473)
—	(15)	—	(121)
—	(56,795)	—	—
—	(21,073)	—	—
7,950,959	12,097,708	2,771,290	1,362,110
(2,620,802)	(2,060,061)	(764,915)	1,224,338

123,174,267	305,741,886	39,997,745	31,935,876
—	—	—	—
175	(14)	1,160	(41,954)
123,174,442	305,741,872	39,998,905	31,893,922

(334,774,114)	(367,984,748)	3,548,599	(34,608,517) *
—	—	—	—
—	—	(158)	(45,155)
(334,774,114)	(367,984,748)	3,548,441	(34,653,672)
(211,599,672)	(62,242,876)	43,547,346	(2,759,750)
$(214,220,474)	$(64,302,937)	$42,782,431	$(1,535,412)
$167,027	$35,868	$3,002	$230,959
$—	$—	$—	$38,216

The accompanying notes are an integral part of the financial statements.
29

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Diversified Value Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,797,613	$7,606,021
Net realized gain (loss)	20,077,991	81,574,141
Net change in unrealized appreciation (depreciation)	6,728,152	(38,849,829)
Net increase (decrease) in net assets resulting from operations	30,603,756	50,330,333
Distributions to shareholders (Note 2):
Class I	(2,288,049)	(51,431,579)
Class R5	(3,203,395)	(30,833,153)
Service Class	(907,324)	(11,758,224)
Administrative Class	(1,404,190)	(13,864,161)
Class R4	(350,803)	(3,880,486)
Class A	(1,672,998)	(16,843,140)
Class R3	(196,330)	(1,162,665)
Class Y	(1,321)	(62,044)
Total distributions	(10,024,410)	(129,835,452)
Net fund share transactions (Note 5):
Class I	8,892,442	(273,304,334)
Class R5	(12,606,349)	73,013,747
Service Class	(19,116,859)	5,215,757
Administrative Class	(1,170,308)	33,572,269
Class R4	(1,587,122)	4,879,566
Class A	(10,029,981)	46,678,941
Class R3	(690,438)	7,609,064
Class Y	(146,495)	59,578
Increase (decrease) in net assets from fund share transactions	(36,455,110)	(102,275,412)
Total increase (decrease) in net assets	(15,875,764)	(181,780,531)
Net assets
Beginning of period	452,356,691	634,137,222
End of period	$436,480,927	$452,356,691

+
Effective September 15, 2025, the MassMutual Equity Opportunities Fund reorganized into the MassMutual Diversified Value Fund. Prior to September 15, 2025, information provided reflects MassMutual Diversified Value Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Prior Year Acquisition of MassMutual Equity Opportunities Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
30

MM S&P 500 Index Fund		MassMutual Blue Chip Growth Fund
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$8,553,502	$19,917,907	$(2,620,802)	$(5,175,263)
123,167,738	347,574,000	123,174,442	715,240,565
(169,859,051)	(16,910,892)	(334,774,114)	(177,236,898)
(38,137,811)	350,581,015	(214,220,474)	532,828,404

(76,084,497)	(148,284,004)	(383,804,488)	(32,879,931)
(61,224,272)	(97,033,866)	(82,239,936)	(5,610,550)
(43,430,455)	(78,582,408)	(62,695,054)	(3,308,492)
(38,325,797)	(65,752,921)	(65,057,053)	(3,748,973)
(53,353,147)	(89,255,126)	(22,624,970)	(1,294,320)
(5,404,686)	(6,920,657)	(31,738,294)	(2,047,474)
(62,396,482)	(90,177,969)	(18,989,118)	(1,139,715)
—	—	(42,246)	(4,664)
(340,219,336)	(576,006,951)	(667,191,159)	(50,034,119)

91,144,637	(75,832,367)	343,302,680	(874,867,251)
(33,357,415)	42,585,720	63,831,905	(91,649,231)
14,708,789	12,927,493	(14,270,987)	(9,191,111)
20,305,236	14,424,662	50,330,661	(35,722,523)
12,302,049	8,438,899	14,019,229	(5,682,797)
6,315,625	10,514,978	23,284,677	(20,950,158)
49,259,587	84,274,152	14,083,423	(9,156,384)
—	—	(194,953)	30,380
160,678,508	97,333,537	494,386,635	(1,047,189,075)
(217,678,639)	(128,092,399)	(387,024,998)	(564,394,790)

2,247,266,763	2,375,359,162	2,184,099,475	2,748,494,265
$2,029,588,124	$2,247,266,763	$1,797,074,477	$2,184,099,475

The accompanying notes are an integral part of the financial statements.
31

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Mid Cap Growth Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,060,061)	$(4,601,581)
Net realized gain (loss)	305,741,872	659,788,590
Net change in unrealized appreciation (depreciation)	(367,984,748)	(502,199,248)
Net increase (decrease) in net assets resulting from operations	(64,302,937)	152,987,761
Distributions to shareholders (Note 2):
Class I	(436,992,928)	(478,913,090)
Class R5	(111,233,052)	(107,689,368)
Service Class	(16,086,327)	(18,529,441)
Administrative Class	(18,700,625)	(17,063,745)
Class R4	(6,492,179)	(7,370,190)
Class A	(16,244,854)	(12,990,153)
Class R3	(5,116,672)	(3,576,753)
Class Y	(18,057)	(15,029)
Total distributions	(610,884,694)	(646,147,769)
Net fund share transactions (Note 5):
Class I	(352,142,459)	(720,634,635)
Class R5	(48,049,041)	(71,626,358)
Service Class	(32,131,689)	(12,647,422)
Administrative Class	131,232	(8,968,820)
Class R4	(2,277,121)	(7,417,113)
Class A	8,534,123	1,490,195
Class R3	5,802,871	1,340,730
Class Y	—	—
Increase (decrease) in net assets from fund share transactions	(420,132,084)	(818,463,423)
Total increase (decrease) in net assets	(1,095,319,715)	(1,311,623,431)
Net assets
Beginning of period	3,796,284,627	5,107,908,058
End of period	$2,700,964,912	$3,796,284,627

The accompanying notes are an integral part of the financial statements.
32

MassMutual Small Cap Growth Equity Fund		MassMutual Overseas Fund
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$(764,915)	$(1,724,987)	$1,224,338	$6,949,680
39,998,905	112,022,276	31,893,922	54,305,105
3,548,441	(70,523,858)	(34,653,672)	(30,161,106)
42,782,431	39,773,431	(1,535,412)	31,093,679

(62,371,744)	(30,026,132)	(27,857,136)	(15,329,648)
(16,640,606)	(4,992,496)	(11,265,351)	(6,546,674)
(2,173,443)	(624,408)	(5,286,306)	(1,751,931)
(3,748,034)	(1,122,350)	(1,979,463)	(710,106)
(4,512,968)	(1,262,806)	(2,263,454)	(842,804)
(5,892,575)	(1,378,424)	(2,484,327)	(728,185)
(3,018,076)	(471,231)	(915,834)	(269,229)
(13,311)	(10,015)	(18,992)	(6,271)
(98,370,757)	(39,887,862)	(52,070,863)	(26,184,848)

30,206,868	(208,104,820)	32,796,831	(128,444,158)
3,224,430	1,424,086	(28,487,771)	(50,273,408)
1,605,698	(1,106,657)	(19,983,939)	(815,320)
1,991,157	31,904	640,954	(762,472)
3,156,750	29,815	561,304	(6,777,504)
8,965,437	(685,750)	1,145,454	(3,344)
4,902,504	1,122,158	1,140,682	(295,511)
(136,638)	192	—	—
53,916,206	(207,289,072)	(12,186,485)	(187,371,717)
(1,672,120)	(207,403,503)	(65,792,760)	(182,462,886)

564,895,038	772,298,541	327,403,513	509,866,399
$563,222,918	$564,895,038	$261,610,753	$327,403,513

The accompanying notes are an integral part of the financial statements.
33

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$8.11	$0.08	$0.49	$0.57	$(0.04)	$(0.16)	$(0.20)	$8.48	7.09%[b]	$105,957	0.61%[a]	1.90%[a]
9/30/25	10.46	0.20	0.93	1.13	(0.23)	(3.25)	(3.48)	8.11	12.05%	93,376	0.59%	1.99%
9/30/24	11.03	0.23	2.80	3.03	(0.44)	(3.16)	(3.60)	10.46	29.01%	395,525	0.64%	1.96%
9/30/23	10.87	0.26	1.39	1.65	(0.26)	(1.23)	(1.49)	11.03	14.93%	174,006	0.61%	2.31%
9/30/22	13.48	0.25	(1.15)	(0.90)	(0.26)	(1.45)	(1.71)	10.87	(8.47%)	168,929	0.58%	1.97%
9/30/21	9.87	0.23	3.62	3.85	(0.24)	—	(0.24)	13.48	39.59%	230,230	0.57%	1.84%
Class R5
3/31/26[r]	$8.18	$0.08	$0.50	$0.58	$(0.04)	$(0.16)	$(0.20)	$8.56	7.07%[b]	$134,348	0.71%[a]	1.80%[a]
9/30/25	10.51	0.17	0.96	1.13	(0.21)	(3.25)	(3.46)	8.18	12.04%	140,690	0.69%	1.76%
9/30/24	11.06	0.22	2.82	3.04	(0.43)	(3.16)	(3.59)	10.51	28.97%	87,691	0.75%	1.85%
9/30/23	10.90	0.25	1.39	1.64	(0.25)	(1.23)	(1.48)	11.06	14.76%	46,196	0.71%	2.21%
9/30/22	13.50	0.24	(1.15)	(0.91)	(0.24)	(1.45)	(1.69)	10.90	(8.48%)	48,259	0.68%	1.86%
9/30/21	9.89	0.22	3.62	3.84	(0.23)	—	(0.23)	13.50	39.38%	70,251	0.67%	1.74%
Service Class
3/31/26[r]	$8.19	$0.07	$0.50	$0.57	$(0.03)	$(0.16)	$(0.19)	$8.57	6.92%[b]	$26,203	0.81%[a]	1.71%[a]
9/30/25	10.51	0.17	0.96	1.13	(0.20)	(3.25)	(3.45)	8.19	11.98%	42,740	0.79%	1.67%
9/30/24	11.06	0.20	2.83	3.03	(0.42)	(3.16)	(3.58)	10.51	28.86%	44,521	0.85%	1.74%
9/30/23	10.90	0.24	1.38	1.62	(0.23)	(1.23)	(1.46)	11.06	14.60%	11,363	0.81%	2.10%
9/30/22	13.50	0.23	(1.15)	(0.92)	(0.23)	(1.45)	(1.68)	10.90	(8.57%)	11,979	0.78%	1.77%
9/30/21	9.89	0.20	3.63	3.83	(0.22)	—	(0.22)	13.50	39.28%	15,170	0.77%	1.65%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	38%	68%	46%	45%	43%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
34

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$8.35	$0.07	$0.50	$0.57	$(0.03)	$(0.16)	$(0.19)	$8.73	6.78%[b]	$66,973	0.91%[a]	1.60%[a]
9/30/25	10.65	0.16	0.98	1.14	(0.19)	(3.25)	(3.44)	8.35	11.92%	65,100	0.89%	1.57%
9/30/24	11.17	0.20	2.85	3.05	(0.41)	(3.16)	(3.57)	10.65	28.74%	41,046	0.95%	1.64%
9/30/23	10.99	0.23	1.40	1.63	(0.22)	(1.23)	(1.45)	11.17	14.56%	17,730	0.91%	2.01%
9/30/22	13.61	0.21	(1.17)	(0.96)	(0.21)	(1.45)	(1.66)	10.99	(8.76%)	16,695	0.88%	1.66%
9/30/21	9.96	0.19	3.67	3.86	(0.21)	—	(0.21)	13.61	39.24%	21,354	0.87%	1.54%
Class R4
3/31/26[r]	$7.85	$0.06	$0.48	$0.54	$(0.02)	$(0.16)	$(0.18)	$8.21	6.81%[b]	$15,556	1.06%[a]	1.45%[a]
9/30/25	10.19	0.13	0.93	1.06	(0.15)	(3.25)	(3.40)	7.85	11.62%	16,387	1.04%	1.41%
9/30/24	10.79	0.17	2.75	2.92	(0.36)	(3.16)	(3.52)	10.19	28.57%	13,949	1.09%	1.50%
9/30/23	10.66	0.21	1.35	1.56	(0.20)	(1.23)	(1.43)	10.79	14.35%	9,562	1.06%	1.87%
9/30/22	13.24	0.19	(1.12)	(0.93)	(0.20)	(1.45)	(1.65)	10.66	(8.83%)	8,853	1.03%	1.51%
9/30/21	9.70	0.17	3.57	3.74	(0.20)	—	(0.20)	13.24	39.00%	12,608	1.02%	1.39%
Class A
3/31/26[r]	$8.18	$0.06	$0.49	$0.55	$(0.01)	$(0.16)	$(0.17)	$8.56	6.75%[b]	$78,045	1.11%[a]	1.40%[a]
9/30/25	10.49	0.13	0.97	1.10	(0.16)	(3.25)	(3.41)	8.18	11.66%	84,262	1.09%	1.35%
9/30/24	11.02	0.17	2.81	2.98	(0.35)	(3.16)	(3.51)	10.49	28.45%	48,480	1.16%	1.43%
9/30/23	10.86	0.20	1.38	1.58	(0.19)	(1.23)	(1.42)	11.02	14.25%	22,250	1.16%	1.77%
9/30/22	13.45	0.18	(1.15)	(0.97)	(0.17)	(1.45)	(1.62)	10.86	(8.93%)	21,805	1.13%	1.42%
9/30/21	9.85	0.16	3.63	3.79	(0.19)	—	(0.19)	13.45	38.84%	26,835	1.12%	1.29%
Class R3
3/31/26[r]	$8.05	$0.05	$0.48	$0.53	$(0.01)	$(0.16)	$(0.17)	$8.41	6.61%[b]	$9,336	1.31%[a]	1.20%[a]
9/30/25	10.39	0.11	0.95	1.06	(0.15)	(3.25)	(3.40)	8.05	11.38%	9,593	1.29%	1.14%
9/30/24	10.91	0.15	2.79	2.94	(0.30)	(3.16)	(3.46)	10.39	28.30%	2,737	1.35%	1.25%
9/30/23	10.78	0.18	1.37	1.55	(0.19)	(1.23)	(1.42)	10.91	14.07%	684	1.31%	1.60%
9/30/22	13.35	0.16	(1.14)	(0.98)	(0.14)	(1.45)	(1.59)	10.78	(9.09%)	1,395	1.28%	1.31%
9/30/21	9.77	0.14	3.61	3.75	(0.17)	—	(0.17)	13.35	38.73%	1,082	1.27%	1.14%
Class Y
3/31/26[r]	$8.18	$0.07	$0.51	$0.58	$(0.02)	$(0.16)	$(0.18)	$8.58	7.13%[b]	$63	0.71%[a]	1.77%[a]
9/30/25	10.51	0.18	0.95	1.13	(0.21)	(3.25)	(3.46)	8.18	12.03%	207	0.69%	1.77%
9/30/24	11.06	0.22	2.82	3.04	(0.43)	(3.16)	(3.59)	10.51	29.02%	188	0.75%	1.85%
9/30/23[g]	11.66	0.17	(0.77)aa	(0.60)	—	—	—	11.06	(5.15%)[b]	95	0.71%[a]	2.26%[a]

The accompanying notes are an integral part of the financial statements.
35

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MM S&P 500® Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$16.63	$0.08	$(0.29)	$(0.21)	$(0.18)	$(2.34)	$(2.52)	$13.90	(1.85%)[b]	$523,064	0.15%[a]	1.08%[a]
9/30/25	18.61	0.18	2.52	2.70	(0.25)	(4.43)	(4.68)	16.63	17.39%	519,070	0.14%	1.17%
9/30/24	14.69	0.22	4.81	5.03	(0.22)	(0.89)	(1.11)	18.61	36.07%	653,044	0.14%	1.34%
9/30/23	15.93	0.23	2.82	3.05	(0.28)	(4.01)	(4.29)	14.69	21.49%	985,761	0.14%	1.54%
9/30/22	21.46	0.27	(2.98)	(2.71)	(0.29)	(2.53)	(2.82)	15.93	(15.56%)	900,471	0.12%	1.36%
9/30/21	19.31	0.28	4.91	5.19	(0.39)	(2.65)	(3.04)	21.46	29.93%	1,495,161	0.12%	1.36%
Class R5
3/31/26[r]	$16.80	$0.08	$(0.31)	$(0.23)	$(0.16)	$(2.34)	$(2.50)	$14.07	(1.94%)[b]	$306,747	0.25%[a]	0.97%[a]
9/30/25	18.75	0.17	2.54	2.71	(0.23)	(4.43)	(4.66)	16.80	17.28%	403,951	0.24%	1.07%
9/30/24	14.79	0.20	4.86	5.06	(0.21)	(0.89)	(1.10)	18.75	35.96%	395,100	0.24%	1.23%
9/30/23	16.00	0.21	2.85	3.06	(0.26)	(4.01)	(4.27)	14.79	21.40%	320,371	0.24%	1.44%
9/30/22	21.55	0.25	(3.01)	(2.76)	(0.26)	(2.53)	(2.79)	16.00	(15.68%)	300,070	0.22%	1.27%
9/30/21	19.38	0.26	4.93	5.19	(0.37)	(2.65)	(3.02)	21.55	29.78%	471,641	0.22%	1.26%
Service Class
3/31/26[r]	$16.90	$0.06	$(0.30)	$(0.24)	$(0.14)	$(2.34)	$(2.48)	$14.18	(2.02%)[b]	$271,742	0.40%[a]	0.83%[a]
9/30/25	18.83	0.15	2.55	2.70	(0.20)	(4.43)	(4.63)	16.90	17.12%	305,928	0.39%	0.92%
9/30/24	14.85	0.18	4.87	5.05	(0.18)	(0.89)	(1.07)	18.83	35.74%	326,017	0.39%	1.08%
9/30/23	16.04	0.19	2.86	3.05	(0.23)	(4.01)	(4.24)	14.85	21.24%	263,472	0.39%	1.29%
9/30/22	21.60	0.22	(3.02)	(2.80)	(0.23)	(2.53)	(2.76)	16.04	(15.84%)	244,212	0.37%	1.12%
9/30/21	19.41	0.23	4.95	5.18	(0.34)	(2.65)	(2.99)	21.60	29.63%	371,149	0.37%	1.11%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	2%	5%	4%	2%	2%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
36

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$16.04	$0.05	$(0.28)	$(0.23)	$(0.12)	$(2.34)	$(2.46)	$13.35	(2.03%)[b]	$234,383	0.50%[a]	0.73%[a]
9/30/25	18.10	0.12	2.43	2.55	(0.18)	(4.43)	(4.61)	16.04	16.96%	256,711	0.49%	0.82%
9/30/24	14.30	0.16	4.70	4.86	(0.17)	(0.89)	(1.06)	18.10	35.72%	268,409	0.49%	0.98%
9/30/23	15.59	0.17	2.76	2.93	(0.21)	(4.01)	(4.22)	14.30	21.04%	219,664	0.49%	1.19%
9/30/22	21.05	0.19	(2.92)	(2.73)	(0.20)	(2.53)	(2.73)	15.59	(15.88%)	213,739	0.47%	1.01%
9/30/21	18.99	0.20	4.83	5.03	(0.32)	(2.65)	(2.97)	21.05	29.45%	368,149	0.47%	1.01%
Class R4
3/31/26[r]	$15.47	$0.04	$(0.27)	$(0.23)	$(0.10)	$(2.34)	$(2.44)	$12.80	(2.13%)[b]	$308,741	0.65%[a]	0.58%[a]
9/30/25	17.60	0.10	2.35	2.45	(0.15)	(4.43)	(4.58)	15.47	16.78%	355,844	0.64%	0.67%
9/30/24	13.94	0.13	4.57	4.70	(0.15)	(0.89)	(1.04)	17.60	35.46%	382,613	0.64%	0.84%
9/30/23	15.29	0.15	2.70	2.85	(0.19)	(4.01)	(4.20)	13.94	20.87%	360,408	0.64%	1.04%
9/30/22	20.69	0.16	(2.87)	(2.71)	(0.16)	(2.53)	(2.69)	15.29	(16.01%)	333,263	0.62%	0.87%
9/30/21	18.71	0.17	4.75	4.92	(0.29)	(2.65)	(2.94)	20.69	29.26%	494,937	0.62%	0.87%
Class A
3/31/26[r]	$15.17	$0.03	$(0.26)	$(0.23)	$(0.10)	$(2.34)	$(2.44)	$12.50	(2.20%)[b]	$33,091	0.75%[a]	0.48%[a]
9/30/25	17.36	0.08	2.32	2.40	(0.16)	(4.43)	(4.59)	15.17	16.72%	32,921	0.74%	0.57%
9/30/24	13.76	0.11	4.51	4.62	(0.13)	(0.89)	(1.02)	17.36	35.29%	24,688	0.74%	0.72%
9/30/23	15.15	0.13	2.67	2.80	(0.18)	(4.01)	(4.19)	13.76	20.73%	14,603	0.74%	0.95%
9/30/22	20.51	0.14	(2.83)	(2.69)	(0.14)	(2.53)	(2.67)	15.15	(16.06%)	18,172	0.72%	0.77%
9/30/21	18.57	0.15	4.72	4.87	(0.28)	(2.65)	(2.93)	20.51	29.14%	25,655	0.72%	0.76%
Class R3
3/31/26[r]	$14.17	$0.02	$(0.23)	$(0.21)	$(0.08)	$(2.34)	$(2.42)	$11.54	(2.20%)[b]	$351,820	0.90%[a]	0.33%[a]
9/30/25	16.50	0.06	2.17	2.23	(0.13)	(4.43)	(4.56)	14.17	16.49%	372,841	0.89%	0.42%
9/30/24	13.14	0.08	4.29	4.37	(0.12)	(0.89)	(1.01)	16.50	35.06%	325,488	0.89%	0.58%
9/30/23	14.62	0.10	2.58	2.68	(0.15)	(4.01)	(4.16)	13.14	20.62%	242,145	0.89%	0.78%
9/30/22	19.92	0.11	(2.74)	(2.63)	(0.14)	(2.53)	(2.67)	14.62	(16.25%)	212,307	0.87%	0.63%
9/30/21	18.12	0.11	4.60	4.71	(0.26)	(2.65)	(2.91)	19.92	28.96%	271,678	0.87%	0.60%

The accompanying notes are an integral part of the financial statements.
37

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$27.21	$(0.02)	$(1.98)	$(2.00)	$—	$(8.20)	$(8.20)	$17.01	(10.45%)[b]	$1,126,174	0.67%[a]	(0.15%)[a]
9/30/25	22.27	(0.03)	5.38	5.35	—	(0.41)	(0.41)	27.21	24.23%	1,297,133	0.65%	(0.13%)
9/30/24	21.48	(0.02)	8.01	7.99	—	(7.20)	(7.20)	22.27	43.54%	1,853,589	0.65%	(0.10%)
9/30/23	18.74	(0.02)	5.76	5.74	(0.09)	(2.91)	(3.00)	21.48	34.60%	1,436,141	0.65%	(0.09%)
9/30/22	33.66	(0.04)	(8.56)	(8.60)	—	(6.32)	(6.32)	18.74	(31.96%)	1,748,402	0.64%	(0.15%)
9/30/21	28.98	(0.05)	6.11	6.06	—	(1.38)	(1.38)	33.66	21.60%	2,790,281	0.63%	(0.15%)
Class R5
3/31/26[r]	$26.96	$(0.03)	$(1.96)	$(1.99)	$—	$(8.20)	$(8.20)	$16.77	(10.52%)[b]	$233,929	0.77%[a]	(0.25%)[a]
9/30/25	22.09	(0.05)	5.33	5.28	—	(0.41)	(0.41)	26.96	24.11%	280,016	0.76%	(0.22%)
9/30/24	21.37	(0.04)	7.96	7.92	—	(7.20)	(7.20)	22.09	43.42%	319,891	0.75%	(0.20%)
9/30/23	18.65	(0.04)	5.74	5.70	(0.07)	(2.91)	(2.98)	21.37	34.48%	272,965	0.75%	(0.19%)
9/30/22	33.56	(0.06)	(8.53)	(8.59)	—	(6.32)	(6.32)	18.65	(32.04%)	333,396	0.74%	(0.25%)
9/30/21	28.93	(0.08)	6.09	6.01	—	(1.38)	(1.38)	33.56	21.46%	616,307	0.73%	(0.25%)
Service Class
3/31/26[r]	$26.25	$(0.04)	$(1.88)	$(1.92)	$—	$(8.20)	$(8.20)	$16.13	(10.55%)[b]	$109,673	0.86%[a]	(0.37%)[a]
9/30/25	21.54	(0.07)	5.19	5.12	—	(0.41)	(0.41)	26.25	23.98%	203,178	0.86%	(0.32%)
9/30/24	21.00	(0.07)	7.81	7.74	—	(7.20)	(7.20)	21.54	43.30%	175,054	0.85%	(0.30%)
9/30/23	18.37	(0.06)	5.65	5.59	(0.05)	(2.91)	(2.96)	21.00	34.34%	132,292	0.85%	(0.29%)
9/30/22	33.18	(0.09)	(8.40)	(8.49)	—	(6.32)	(6.32)	18.37	(32.12%)	121,094	0.84%	(0.35%)
9/30/21	28.64	(0.11)	6.03	5.92	—	(1.38)	(1.38)	33.18	21.36%	207,565	0.83%	(0.35%)

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	2%	14%	11%	16%	16%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
38

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$25.19	$(0.04)	$(1.78)	$(1.82)	$—	$(8.20)	$(8.20)	$15.17	(10.60%)[b]	$171,373	0.97%[a]	(0.45%)[a]
9/30/25	20.70	(0.09)	4.99	4.90	—	(0.41)	(0.41)	25.19	23.88%	206,628	0.96%	(0.42%)
9/30/24	20.43	(0.08)	7.55	7.47	—	(7.20)	(7.20)	20.70	43.17%	203,151	0.95%	(0.40%)
9/30/23	17.95	(0.07)	5.48	5.41	(0.02)	(2.91)	(2.93)	20.43	34.14%	152,817	0.95%	(0.39%)
9/30/22	32.58	(0.11)	(8.20)	(8.31)	—	(6.32)	(6.32)	17.95	(32.16%)	171,168	0.94%	(0.46%)
9/30/21	28.18	(0.14)	5.92	5.78	—	(1.38)	(1.38)	32.58	21.21%	347,256	0.93%	(0.45%)
Class R4
3/31/26[r]	$22.20	$(0.05)	$(1.46)	$(1.51)	$—	$(8.20)	$(8.20)	$12.49	(10.65%)[b]	$49,874	1.12%[a]	(0.60%)[a]
9/30/25	18.32	(0.11)	4.40	4.29	—	(0.41)	(0.41)	22.20	23.65%	64,505	1.11%	(0.57%)
9/30/24	18.79	(0.11)	6.84	6.73	—	(7.20)	(7.20)	18.32	42.97%	58,530	1.10%	(0.55%)
9/30/23	16.73	(0.09)	5.06	4.97	—	(2.91)	(2.91)	18.79	33.92%	45,784	1.10%	(0.54%)
9/30/22	30.82	(0.14)	(7.63)	(7.77)	—	(6.32)	(6.32)	16.73	(32.26%)	48,674	1.08%	(0.59%)
9/30/21	26.76	(0.17)	5.61	5.44	—	(1.38)	(1.38)	30.82	21.05%	128,730	1.08%	(0.60%)
Class A
3/31/26[r]	$22.10	$(0.05)	$(1.45)	$(1.50)	$—	$(8.20)	$(8.20)	$12.40	(10.66%)[b]	$72,490	1.17%[a]	(0.65%)[a]
9/30/25	18.25	(0.12)	4.38	4.26	—	(0.41)	(0.41)	22.10	23.58%	89,744	1.16%	(0.62%)
9/30/24	18.75	(0.12)	6.82	6.70	—	(7.20)	(7.20)	18.25	42.90%	93,830	1.17%	(0.62%)
9/30/23	16.71	(0.11)	5.06	4.95	—	(2.91)	(2.91)	18.75	33.82%	81,524	1.20%	(0.64%)
9/30/22	30.82	(0.16)	(7.63)	(7.79)	—	(6.32)	(6.32)	16.71	(32.34%)	80,084	1.19%	(0.70%)
9/30/21	26.79	(0.20)	5.61	5.41	—	(1.38)	(1.38)	30.82	20.91%	142,265	1.18%	(0.69%)
Class R3
3/31/26[r]	$17.92	$(0.05)	$(1.02)	$(1.07)	$—	$(8.20)	$(8.20)	$8.65	(10.78%)[b]	$33,475	1.37%[a]	(0.85%)[a]
9/30/25	14.90	(0.13)	3.56	3.43	—	(0.41)	(0.41)	17.92	23.31%	42,565	1.35%	(0.82%)
9/30/24	16.43	(0.13)	5.80	5.67	—	(7.20)	(7.20)	14.90	42.63%	44,207	1.35%	(0.80%)
9/30/23	15.00	(0.12)	4.46	4.34	—	(2.91)	(2.91)	16.43	33.59%	34,246	1.35%	(0.80%)
9/30/22	28.32	(0.18)	(6.82)	(7.00)	—	(6.32)	(6.32)	15.00	(32.41%)	30,331	1.34%	(0.85%)
9/30/21	24.76	(0.23)	5.17	4.94	—	(1.38)	(1.38)	28.32	20.72%	55,690	1.33%	(0.85%)
Class Y
3/31/26[r]	$26.96	$(0.03)	$(1.96)	$(1.99)	$—	$(8.20)	$(8.20)	$16.77	(10.52%)[b]	$84	0.76%[a]	(0.27%)[a]
9/30/25	22.09	(0.05)	5.33	5.28	—	(0.41)	(0.41)	26.96	24.11%	332	0.76%	(0.22%)
9/30/24	21.37	(0.05)	7.97	7.92	—	(7.20)	(7.20)	22.09	43.40%	243	0.75%	(0.20%)
9/30/23[g]	18.41	(0.03)	2.99	2.96	—	—	—	21.37	16.08%[b]	116	0.76%[a]	(0.20%)[a]

The accompanying notes are an integral part of the financial statements.
39

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$19.97	$(0.01)	$(0.40)	$(0.41)	$—	$(3.40)	$(3.40)	$16.16	(2.72%)[b]	$1,942,958	0.70%[a]	0.67%[a]	(0.07%)[a]
9/30/25	21.93	(0.01)	0.91	0.90	(0.15)	(2.71)	(2.86)	19.97	3.89%	2,777,305	0.68%	0.66%	(0.06%)
9/30/24	18.72	(0.01)	4.29	4.28	—	(1.07)	(1.07)	21.93	23.63%	3,860,412	0.67%	0.66%	(0.03%)
9/30/23	18.55	0.01	2.79	2.80	—	(2.63)	(2.63)	18.72	15.49%	3,729,654	0.72%	0.68%	0.05%
9/30/22	31.23	(0.05)	(6.68)	(6.73)	—	(5.95)	(5.95)	18.55	(26.70%)	3,824,988	0.71%	0.69%	(0.19%)
9/30/21	25.51	(0.08)	7.39	7.31	—	(1.59)	(1.59)	31.23	29.56%	6,514,823	0.70%	N/A	(0.26%)
Class R5
3/31/26[r]	$19.43	$(0.02)	$(0.39)	$(0.41)	$—	$(3.40)	$(3.40)	$15.62	(2.81%)[b]	$518,683	0.80%[a]	0.77%[a]	(0.18%)[a]
9/30/25	21.41	(0.03)	0.88	0.85	(0.12)	(2.71)	(2.83)	19.43	3.79%	691,273	0.78%	0.76%	(0.16%)
9/30/24	18.32	(0.02)	4.18	4.16	—	(1.07)	(1.07)	21.41	23.48%	846,108	0.77%	0.76%	(0.12%)
9/30/23	18.22	(0.01)bb	2.74	2.73	—	(2.63)	(2.63)	18.32	15.38%	848,344	0.82%	0.78%	(0.05%)
9/30/22	30.80	(0.07)	(6.56)	(6.63)	—	(5.95)	(5.95)	18.22	(26.76%)	834,945	0.81%	0.79%	(0.30%)
9/30/21	25.20	(0.11)	7.30	7.19	—	(1.59)	(1.59)	30.80	29.44%	1,668,653	0.80%	N/A	(0.36%)
Service Class
3/31/26[r]	$18.30	$(0.02)	$(0.36)	$(0.38)	$—	$(3.40)	$(3.40)	$14.52	(2.82%)[b]	$68,890	0.90%[a]	0.87%[a]	(0.28%)[a]
9/30/25	20.32	(0.05)	0.84	0.79	(0.10)	(2.71)	(2.81)	18.30	3.67%	118,296	0.88%	0.86%	(0.26%)
9/30/24	17.45	(0.04)	3.98	3.94	—	(1.07)	(1.07)	20.32	23.39%	144,867	0.87%	0.86%	(0.22%)
9/30/23	17.48	(0.03)bb	2.63	2.60	—	(2.63)	(2.63)	17.45	15.27%	138,437	0.92%	0.88%	(0.15%)
9/30/22	29.82	(0.09)	(6.30)	(6.39)	—	(5.95)	(5.95)	17.48	(26.85%)	158,487	0.91%	0.89%	(0.39%)
9/30/21	24.47	(0.13)	7.07	6.94	—	(1.59)	(1.59)	29.82	29.29%	325,714	0.90%	N/A	(0.46%)

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	22%	38%	32%	32%	22%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
40

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$16.44	$(0.03)	$(0.31)	$(0.34)	$—	$(3.40)	$(3.40)	$12.70	(2.90%)[b]	$74,531	1.00%[a]	0.97%[a]	(0.37%)[a]
9/30/25	18.52	(0.06)	0.77	0.71	(0.08)	(2.71)	(2.79)	16.44	3.61%	94,918	0.98%	0.96%	(0.36%)
9/30/24	16.01	(0.06)	3.64	3.58	—	(1.07)	(1.07)	18.52	23.24%	117,654	0.97%	0.96%	(0.33%)
9/30/23	16.24	(0.04)bb	2.44	2.40	—	(2.63)	(2.63)	16.01	15.19%	123,684	1.02%	0.98%	(0.25%)
9/30/22	28.15	(0.10)	(5.86)	(5.96)	—	(5.95)	(5.95)	16.24	(26.93%)	136,292	1.01%	0.99%	(0.49%)
9/30/21	23.20	(0.15)	6.69	6.54	—	(1.59)	(1.59)	28.15	29.16%	246,666	1.00%	N/A	(0.56%)
Class R4
3/31/26[r]	$13.63	$(0.03)	$(0.24)	$(0.27)	$—	$(3.40)	$(3.40)	$9.96	(3.00%)[b]	$22,839	1.15%[a]	1.12%[a]	(0.54%)[a]
9/30/25	15.82	(0.07)	0.66	0.59	(0.07)	(2.71)	(2.78)	13.63	3.40%	32,235	1.13%	1.11%	(0.51%)
9/30/24	13.83	(0.07)	3.13	3.06	—	(1.07)	(1.07)	15.82	23.13%	45,671	1.12%	1.11%	(0.48%)
9/30/23	14.37	(0.06)bb	2.15	2.09	—	(2.63)	(2.63)	13.83	14.99%	46,605	1.17%	1.13%	(0.40%)
9/30/22	25.63	(0.13)	(5.18)	(5.31)	—	(5.95)	(5.95)	14.37	(27.06%)	59,611	1.16%	1.14%	(0.66%)
9/30/21	21.28	(0.17)	6.11	5.94	—	(1.59)	(1.59)	25.63	28.97%	155,374	1.15%	N/A	(0.72%)
Class A
3/31/26[r]	$13.29	$(0.03)	$(0.23)	$(0.26)	$—	$(3.40)	$(3.40)	$9.63	(2.99%)[b]	$56,990	1.20%[a]	1.17%[a]	(0.57%)[a]
9/30/25	15.48	(0.07)	0.64	0.57	(0.05)	(2.71)	(2.76)	13.29	3.39%	66,325	1.18%	1.16%	(0.56%)
9/30/24	13.57	(0.08)	3.06	2.98	—	(1.07)	(1.07)	15.48	22.98%	75,519	1.18%	1.17%	(0.54%)
9/30/23	14.15	(0.07)bb	2.12	2.05	—	(2.63)	(2.63)	13.57	14.94%	84,046	1.27%	1.23%	(0.50%)
9/30/22	25.35	(0.14)	(5.11)	(5.25)	—	(5.95)	(5.95)	14.15	(27.14%)	87,758	1.26%	1.24%	(0.74%)
9/30/21	21.08	(0.20)	6.06	5.86	—	(1.59)	(1.59)	25.35	28.86%	167,114	1.25%	N/A	(0.81%)
Class R3
3/31/26[r]	$10.52	$(0.03)	$(0.16)	$(0.19)	$—	$(3.40)	$(3.40)	$6.93	(3.17%)[b]	$15,991	1.40%[a]	1.37%[a]	(0.77%)[a]
9/30/25	12.82	(0.08)	0.54	0.46	(0.05)	(2.71)	(2.76)	10.52	3.17%	15,830	1.38%	1.36%	(0.75%)
9/30/24	11.42	(0.09)	2.56	2.47	—	(1.07)	(1.07)	12.82	22.83%	17,564	1.37%	1.36%	(0.72%)
9/30/23	12.30	(0.08)bb	1.83	1.75	—	(2.63)	(2.63)	11.42	14.70%	18,253	1.42%	1.38%	(0.65%)
9/30/22	22.84	(0.14)	(4.45)	(4.59)	—	(5.95)	(5.95)	12.30	(27.25%)	19,336	1.41%	1.39%	(0.89%)
9/30/21	19.16	(0.21)	5.48	5.27	—	(1.59)	(1.59)	22.84	28.65%	31,715	1.40%	N/A	(0.96%)
Class Y
3/31/26[r]	$19.43	$(0.01)	$(0.40)	$(0.41)	$—	$(3.40)	$(3.40)	$15.62	(2.80%)[b]	$83	0.80%[a]	0.77%[a]	(0.16%)[a]
9/30/25	21.41	(0.03)	0.88	0.85	(0.12)	(2.71)	(2.83)	19.43	3.79%	103	0.78%	0.76%	(0.15%)
9/30/24	18.32	(0.02)	4.18	4.16	—	(1.07)	(1.07)	21.41	23.48%	114	0.77%	0.76%	(0.12%)
9/30/23[g]	18.84	(0.00)d,bb	(0.52)aa	(0.52)	—	—	—	18.32	(2.76%)[b]	97	0.82%[a]	0.79%[a]	(0.04%)[a]

The accompanying notes are an integral part of the financial statements.
41

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$17.17	$(0.02)	$1.28	$1.26	$—	$(2.81)	$(2.81)	$15.62	7.63%[b]	$391,685	0.88%[a]	(0.19%)[a]
9/30/25	16.94	(0.04)	1.09	1.05	(0.00)[d]	(0.82)	(0.82)	17.17	6.28%	394,330	0.88%	(0.22%)
9/30/24	13.05	(0.01)	3.90	3.89	—	—	—	16.94	29.81%	601,905	0.85%	(0.03%)
9/30/23	11.96	0.01	1.08	1.09	(0.00)[d]	—	(0.00)[d]	13.05	9.15%	562,807	0.86%	0.07%
9/30/22	20.88	(0.02)	(4.41)	(4.43)	—	(4.49)	(4.49)	11.96	(26.63%)	368,199	0.87%	(0.12%)
9/30/21	16.42	(0.07)	5.93	5.86	—	(1.40)	(1.40)	20.88	36.62%	487,031	0.86%	(0.37%)
Class R5
3/31/26[r]	$16.65	$(0.02)	$1.23	$1.21	$—	$(2.81)	$(2.81)	$15.05	7.57%[b]	$97,613	0.98%[a]	(0.29%)[a]
9/30/25	16.46	(0.05)	1.06	1.01	—	(0.82)	(0.82)	16.65	6.19%	103,258	0.98%	(0.31%)
9/30/24	12.69	(0.02)	3.79	3.77	—	—	—	16.46	29.71%	101,773	0.95%	(0.13%)
9/30/23	11.64	(0.00)d,bb	1.05	1.05	—	—	—	12.69	9.02%	135,631	0.96%	(0.02%)
9/30/22	20.47	(0.04)	(4.30)	(4.34)	—	(4.49)	(4.49)	11.64	(26.73%)	88,121	0.97%	(0.24%)
9/30/21	16.13	(0.09)	5.83	5.74	—	(1.40)	(1.40)	20.47	36.53%	155,912	0.96%	(0.47%)
Service Class
3/31/26[r]	$14.85	$(0.03)	$1.09	$1.06	$—	$(2.81)	$(2.81)	$13.10	7.47%[b]	$12,035	1.08%[a]	(0.39%)[a]
9/30/25	14.78	(0.06)	0.95	0.89	—	(0.82)	(0.82)	14.85	6.08%	11,728	1.08%	(0.41%)
9/30/24	11.41	(0.03)	3.40	3.37	—	—	—	14.78	29.54%	12,621	1.05%	(0.23%)
9/30/23	10.47	(0.01)bb	0.95	0.94	—	—	—	11.41	8.98%	13,031	1.06%	(0.13%)
9/30/22	18.89	(0.05)	(3.88)	(3.93)	—	(4.49)	(4.49)	10.47	(26.82%)	17,932	1.06%	(0.34%)
9/30/21	14.99	(0.10)	5.40	5.30	—	(1.40)	(1.40)	18.89	36.36%	36,258	1.06%	(0.57%)

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	39%	76%	54%	64%	75%	81%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund's expense structure.

The accompanying notes are an integral part of the financial statements.
42

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$12.96	$(0.03)	$0.95	$0.92	$—	$(2.81)	$(2.81)	$11.07	7.49%[b]	$17,354	1.18%[a]	(0.49%)[a]
9/30/25	13.01	(0.06)	0.83	0.77	—	(0.82)	(0.82)	12.96	5.98%	17,831	1.18%	(0.51%)
9/30/24	10.05	(0.04)	3.00	2.96	—	—	—	13.01	29.45%	17,985	1.15%	(0.33%)
9/30/23	9.24	(0.02)bb	0.83	0.81	—	—	—	10.05	8.77%	16,287	1.17%	(0.23%)
9/30/22	17.21	(0.05)	(3.43)	(3.48)	—	(4.49)	(4.49)	9.24	(26.83%)	18,393	1.17%	(0.43%)
9/30/21	13.77	(0.11)	4.95	4.84	—	(1.40)	(1.40)	17.21	36.23%	29,715	1.16%	(0.67%)
Class R4
3/31/26[r]	$9.97	$(0.03)	$0.72	$0.69	$—	$(2.81)	$(2.81)	$7.85	7.41%[b]	$15,842	1.33%[a]	(0.65%)[a]
9/30/25	10.20	(0.06)	0.65	0.59	—	(0.82)	(0.82)	9.97	5.85%	15,947	1.33%	(0.65%)
9/30/24	7.90	(0.04)	2.34	2.30	—	—	—	10.20	29.11%	16,166	1.30%	(0.48%)
9/30/23	7.27	(0.03)bb	0.66	0.63	—	—	—	7.90	8.67%	12,210	1.32%	(0.38%)
9/30/22	14.53	(0.05)	(2.72)	(2.77)	—	(4.49)	(4.49)	7.27	(26.91%)	11,840	1.32%	(0.58%)
9/30/21	11.82	(0.12)	4.23	4.11	—	(1.40)	(1.40)	14.53	36.02%	17,129	1.31%	(0.82%)
Class A
3/31/26[r]	$9.75	$(0.03)	$0.70	$0.67	$—	$(2.81)	$(2.81)	$7.61	7.35%[b]	$20,889	1.38%[a]	(0.68%)[a]
9/30/25	10.00	(0.07)	0.64	0.57	—	(0.82)	(0.82)	9.75	5.76%	16,254	1.38%	(0.71%)
9/30/24	7.74	(0.05)	2.31	2.26	—	—	—	10.00	29.20%	17,445	1.37%	(0.55%)
9/30/23	7.13	(0.04)bb	0.65	0.61	—	—	—	7.74	8.56%	15,900	1.42%	(0.48%)
9/30/22	14.36	(0.06)	(2.68)	(2.74)	—	(4.49)	(4.49)	7.13	(27.06%)	18,688	1.42%	(0.69%)
9/30/21	11.71	(0.13)	4.18	4.05	—	(1.40)	(1.40)	14.36	35.83%	31,656	1.41%	(0.91%)
Class R3
3/31/26[r]	$6.84	$(0.02)	$0.47	$0.45	$—	$(2.81)	$(2.81)	$4.48	7.25%[b]	$7,744	1.58%[a]	(0.87%)[a]
9/30/25	7.26	(0.06)	0.46	0.40	—	(0.82)	(0.82)	6.84	5.58%	5,343	1.58%	(0.90%)
9/30/24	5.63	(0.05)	1.68	1.63	—	—	—	7.26	28.95%	4,202	1.55%	(0.72%)
9/30/23	5.20	(0.04)bb	0.47	0.43	—	—	—	5.63	8.27%	3,751	1.56%	(0.63%)
9/30/22	11.72	(0.06)	(1.97)	(2.03)	—	(4.49)	(4.49)	5.20	(27.10%)	3,408	1.57%	(0.83%)
9/30/21	9.78	(0.12)	3.46	3.34	—	(1.40)	(1.40)	11.72	35.63%	4,813	1.56%	(1.07%)
Class Y
3/31/26[r]	$16.65	$(0.03)	$1.23	$1.20	$—	$(2.81)	$(2.81)	$15.04	7.51%[b]	$61	0.98%[a]	(0.32%)[a]
9/30/25	16.45	(0.05)	1.07	1.02	—	(0.82)	(0.82)	16.65	6.26%	203	0.98%	(0.31%)
9/30/24	12.69	(0.02)	3.78	3.76	—	—	—	16.45	29.63%	201	0.95%	(0.13%)
9/30/23[g]	13.36	(0.00)d,bb	(0.67)aa	(0.67)	—	—	—	12.69	(5.01%)[b]	95	0.97%[a]	(0.00%)[a,e]

The accompanying notes are an integral part of the financial statements.
43

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Overseas Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$9.97	$0.05	$(0.12)	$(0.07)	$(0.28)	$(1.32)	$(1.60)	$8.30	(1.31%)[b]	$173,812	1.01%[a]	0.79%[a]	1.05%[a]
9/30/25	9.53	0.16	0.82	0.98	(0.16)	(0.38)	(0.54)	9.97	11.24%	172,290	0.92%	0.79%	1.73%
9/30/24	8.03	0.15	1.59	1.74	(0.15)	(0.09)	(0.24)	9.53	22.03%	304,638	0.92%	0.79%	1.69%
9/30/23	6.94	0.14	1.69	1.83	(0.17)	(0.57)	(0.74)	8.03	26.64%	268,465	0.91%	0.79%	1.71%
9/30/22	10.17	0.16	(2.40)	(2.24)	(0.15)	(0.84)	(0.99)	6.94	(24.66%)	232,441	0.91%	0.79%	1.75%
9/30/21	7.99	0.12	2.27	2.39	(0.05)	(0.16)	(0.21)	10.17	30.17%	383,223	0.88%	0.79%	1.23%
Class R5
3/31/26[r]	$10.03	$0.03	$(0.10)	$(0.07)	$(0.27)	$(1.32)	$(1.59)	$8.37	(1.33%)[b]	$34,335	1.11%[a]	0.89%[a]	0.60%[a]
9/30/25	9.58	0.17	0.81	0.98	(0.15)	(0.38)	(0.53)	10.03	11.17%	73,378	1.02%	0.89%	1.85%
9/30/24	8.07	0.14	1.60	1.74	(0.14)	(0.09)	(0.23)	9.58	21.91%	118,322	1.02%	0.89%	1.62%
9/30/23	6.97	0.14	1.69	1.83	(0.16)	(0.57)	(0.73)	8.07	26.54%	94,523	1.01%	0.89%	1.64%
9/30/22	10.21	0.15	(2.42)	(2.27)	(0.13)	(0.84)	(0.97)	6.97	(24.74%)	86,220	1.00%	0.89%	1.64%
9/30/21	8.02	0.11	2.28	2.39	(0.04)	(0.16)	(0.20)	10.21	30.07%	158,046	0.98%	0.89%	1.11%
Service Class
3/31/26[r]	$9.94	$0.01	$(0.10)	$(0.09)	$(0.26)	$(1.32)	$(1.58)	$8.27	(1.53%)[b]	$9,305	1.21%[a]	0.99%[a]	0.29%[a]
9/30/25	9.50	0.16	0.80	0.96	(0.14)	(0.38)	(0.52)	9.94	11.05%	32,886	1.12%	0.99%	1.77%
9/30/24	8.01	0.13	1.58	1.71	(0.13)	(0.09)	(0.22)	9.50	21.71%	32,118	1.12%	0.99%	1.50%
9/30/23	6.92	0.11	1.70	1.81	(0.15)	(0.57)	(0.72)	8.01	26.45%	26,462	1.11%	0.99%	1.31%
9/30/22	10.14	0.14	(2.40)	(2.26)	(0.12)	(0.84)	(0.96)	6.92	(24.79%)	30,651	1.10%	0.99%	1.61%
9/30/21	7.97	0.10	2.26	2.36	(0.03)	(0.16)	(0.19)	10.14	29.91%	45,454	1.08%	0.99%	1.02%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	18%	25%	21%	16%	17%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
44

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$10.07	$0.03	$(0.11)	$(0.08)	$(0.25)	$(1.32)	$(1.57)	$8.42	(1.40%)[b]	$12,018	1.31%[a]	1.09%[a]	0.67%[a]
9/30/25	9.62	0.15	0.81	0.96	(0.13)	(0.38)	(0.51)	10.07	10.86%	13,489	1.22%	1.09%	1.67%
9/30/24	8.10	0.12	1.61	1.73	(0.12)	(0.09)	(0.21)	9.62	21.70%	13,616	1.22%	1.09%	1.37%
9/30/23	6.99	0.12	1.70	1.82	(0.14)	(0.57)	(0.71)	8.10	26.34%	13,549	1.21%	1.09%	1.44%
9/30/22	10.24	0.13	(2.43)	(2.30)	(0.11)	(0.84)	(0.95)	6.99	(24.93%)	13,633	1.20%	1.09%	1.47%
9/30/21	8.05	0.08	2.30	2.38	(0.03)	(0.16)	(0.19)	10.24	29.72%	19,735	1.18%	1.09%	0.81%
Class R4
3/31/26[r]	$9.45	$0.02	$(0.09)	$(0.07)	$(0.25)	$(1.32)	$(1.57)	$7.81	(1.49%)[b]	$11,562	1.46%[a]	1.24%[a]	0.49%[a]
9/30/25	9.05	0.11	0.78	0.89	(0.11)	(0.38)	(0.49)	9.45	10.72%	13,331	1.37%	1.24%	1.29%
9/30/24	7.64	0.11	1.50	1.61	(0.11)	(0.09)	(0.20)	9.05	21.40%	20,001	1.37%	1.24%	1.28%
9/30/23	6.63	0.10	1.61	1.71	(0.13)	(0.57)	(0.70)	7.64	26.11%	18,860	1.36%	1.24%	1.27%
9/30/22	9.75	0.11	(2.29)	(2.18)	(0.10)	(0.84)	(0.94)	6.63	(24.94%)	16,144	1.35%	1.24%	1.34%
9/30/21	7.68	0.07	2.18	2.25	(0.02)	(0.16)	(0.18)	9.75	29.46%	20,875	1.33%	1.24%	0.70%
Class A
3/31/26[r]	$9.77	$0.02	$(0.10)	$(0.08)	$(0.23)	$(1.32)	$(1.55)	$8.14	(1.42%)[b]	$14,842	1.51%[a]	1.29%[a]	0.48%[a]
9/30/25	9.35	0.14	0.77	0.91	(0.11)	(0.38)	(0.49)	9.77	10.58%	16,414	1.42%	1.29%	1.58%
9/30/24	7.88	0.10	1.56	1.66	(0.10)	(0.09)	(0.19)	9.35	21.38%	15,496	1.44%	1.31%	1.17%
9/30/23	6.81	0.10	1.66	1.76	(0.12)	(0.57)	(0.69)	7.88	26.07%	14,642	1.46%	1.34%	1.21%
9/30/22	9.98	0.11	(2.36)	(2.25)	(0.08)	(0.84)	(0.92)	6.81	(25.07%)	12,858	1.45%	1.34%	1.22%
9/30/21	7.85	0.06	2.24	2.30	(0.01)	(0.16)	(0.17)	9.98	29.45%	24,231	1.43%	1.34%	0.59%
Class R3
3/31/26[r]	$9.58	$0.01	$(0.10)	$(0.09)	$(0.22)	$(1.32)	$(1.54)	$7.95	(1.62%)[b]	$5,638	1.71%[a]	1.49%[a]	0.30%[a]
9/30/25	9.18	0.11	0.76	0.87	(0.09)	(0.38)	(0.47)	9.58	10.34%	5,497	1.62%	1.49%	1.27%
9/30/24	7.74	0.08	1.54	1.62	(0.09)	(0.09)	(0.18)	9.18	21.26%	5,562	1.62%	1.49%	0.97%
9/30/23	6.70	0.08	1.64	1.72	(0.11)	(0.57)	(0.68)	7.74	25.83%	5,064	1.61%	1.49%	1.01%
9/30/22	9.85	0.10	(2.34)	(2.24)	(0.07)	(0.84)	(0.91)	6.70	(25.23%)	4,036	1.61%	1.49%	1.16%
9/30/21	7.76	0.05	2.21	2.26	(0.01)	(0.16)	(0.17)	9.85	29.29%	6,971	1.58%	1.49%	0.51%
Class Y
3/31/26[r]	$10.02	$0.04	$(0.11)	$(0.07)	$(0.27)	$(1.32)	$(1.59)	$8.36	(1.28%)[b]	$99	1.11%[a]	0.89%[a]	0.85%[a]
9/30/25	9.58	0.17	0.80	0.97	(0.15)	(0.38)	(0.53)	10.02	11.07%	119	1.02%	0.89%	1.88%
9/30/24	8.07	0.14	1.60	1.74	(0.14)	(0.09)	(0.23)	9.58	21.94%	114	1.02%	0.89%	1.60%
9/30/23[g]	8.41	0.13	(0.47)aa	(0.34)	—	—	—	8.07	(4.04%)[b]	96	1.01%[a]	0.89%[a]	2.40%[a]

The accompanying notes are an integral part of the financial statements.
45

Notes to Financial Statements (Unaudited)

1. The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Diversified Value Fund (“Diversified Value Fund”)
MM S&P 500® Index Fund (“S&P 500 Index Fund”)
MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MassMutual Overseas Fund (“Overseas Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.
Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation

46

Notes to Financial Statements (Unaudited) (Continued)
policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are

47

Notes to Financial Statements (Unaudited) (Continued)
developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The following is the aggregate value by input level, as of March 31, 2026, for the Funds’ investments:

	Level 1	Level 2	Level 3	Total
Diversified Value Fund
Asset Investments
Common Stock	$424,834,218	$—	$—	$424,834,218
Exchange-Traded Funds	9,636,517	—	—	9,636,517
Short-Term Investments	12,831	1,860,945	—	1,873,776
Total Investments	$434,483,566	$1,860,945	$—	$436,344,511
S&P 500 Index Fund
Asset Investments
Common Stock	$2,026,474,256	$—	$—	$2,026,474,256
Short-Term Investments	661,658	1,939,792	—	2,601,450
Total Investments	$2,027,135,914	$1,939,792	$—	$2,029,075,706
Liability Derivatives
Futures Contracts	$(40,683)	$—	$—	$(40,683)
Blue Chip Growth Fund
Asset Investments
Common Stock	$1,761,502,735	$9,413,049*	$—	$1,770,915,784
Corporate Debt	—	2,622,552	—	2,622,552
Short-Term Investments	103	22,739,894	—	22,739,997
Total Investments	$1,761,502,838	$34,775,495	$—	$1,796,278,333

48

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Growth Fund
Asset Investments
Common Stock	$2,695,301,256	$—	$—	$2,695,301,256
Short-Term Investments	9,602,915	62,955,965	—	72,558,880
Total Investments	$2,704,904,171	$62,955,965	$—	$2,767,860,136
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$544,910,565	$—	$—	$544,910,565
Rights	—	—	11,083	11,083
Exchange-Traded Funds	3,863,274	—	—	3,863,274
Short-Term Investments	6,819,512	16,721,852	—	23,541,364
Total Investments	$555,593,351	$16,721,852	$11,083	$572,326,286
Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$3,130,767	$—	$3,130,767
Canada	3,618,090	—	—	3,618,090
China	—	7,036,644	—	7,036,644
Denmark	—	4,736,656	—	4,736,656
Finland	—	2,478,208	—	2,478,208
France	—	45,270,549	—	45,270,549
Germany	—	29,589,935	—	29,589,935
Hong Kong	—	5,660,491	—	5,660,491
India	—	1,674,224	—	1,674,224
Indonesia	—	1,288,541	—	1,288,541
Ireland	—	3,984,818	—	3,984,818
Israel	1,991,186	—	—	1,991,186
Italy	3,116,172	7,674,673	—	10,790,845
Japan	—	39,501,627	—	39,501,627
Mexico	1,307,731	—	—	1,307,731
Netherlands	805,706	7,020,601	—	7,826,307
Portugal	—	628,453	—	628,453
Republic of Korea	932,672	1,330,448	—	2,263,120
Singapore	—	2,215,002	—	2,215,002
Spain	—	2,322,300	—	2,322,300
Sweden	—	1,685,319	—	1,685,319
Switzerland	—	11,132,629	—	11,132,629
Taiwan	—	5,750,295	—	5,750,295
United Kingdom	—	29,531,697	—	29,531,697
United States	5,274,940	22,568,595	—	27,843,535
Preferred Stock*
Republic of Korea	—	1,154,512	—	1,154,512
Short-Term Investments	5,968,513	3,710,142	—	9,678,655
Total Investments	$23,015,010	$241,077,126	$—	$264,092,136

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

The Funds had no Level 3 transfers during the period ended March 31, 2026.

49

Notes to Financial Statements (Unaudited) (Continued)
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At March 31, 2026, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Total
S&P 500 Index Fund
Liability Derivatives
Futures Contracts^^	$(40,683)	$(40,683)
Realized Gain (Loss)#
Futures Contracts	$(556,998)	$(556,998)
Change in Appreciation (Depreciation)##
Futures Contracts	$(65,466)	$(65,466)

^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on futures contracts.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on futures contracts.
For the period ended March 31, 2026, the average balances for each derivative type were as follows:

Average Balances of Outstanding Derivative Financial Instruments
S&P 500 Index Fund
Futures Contracts:
Average number of contracts - long	37

Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

50

Notes to Financial Statements (Unaudited) (Continued)
transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Rights and Warrants
A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2026, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

51

Notes to Financial Statements (Unaudited) (Continued)
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2026, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

52

Notes to Financial Statements (Unaudited) (Continued)
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
Because distributions are determined in accordance with income tax regulations, the character of distributions is subject to final determination based on the Fund’s year-end tax calculations. Accordingly, amounts distributed during the period may differ from the final characterization of such distributions, which may include reclassification as return of capital or other distribution components for financial reporting purposes.
Shareholders will be notified of the final tax character of distributions, including any return of capital, on Form 1099-DIV, where applicable. In addition, information regarding return of capital distribution recharacterizations is reported on Form 8937, which is made available in January at https://www.massmutual.com/product-performance/mutual-funds.
3. Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the investment advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Diversified Value Fund	0.50% on the first $400 million; and 0.475% on any excess over $400 million	Brandywine Global Investment Management, LLC
S&P 500 Index Fund	0.10% on the first $2.5 billion; 0.08% on the next $2.5 billion; and 0.05% on any excess over $5 billion	BlackRock Investment Management, LLC
Blue Chip Growth Fund	0.65% on the first $750 million; and 0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.; and T. Rowe Price Associates, Inc.
Mid Cap Growth Fund*	0.67% on the first $2 billion; and 0.62% on any excess over $2 billion	Frontier Capital Management Company, LLC; and T. Rowe Price Associates, Inc.

53

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and 0.78% on any excess over $1 billion	Invesco Advisers, Inc.; and Wellington Management Company LLP
Overseas Fund	0.80% on the first $750 million; 0.775% on the next $500 million; and 0.75% on any excess over $1.25 billion	Harris Associates L.P.; and Massachusetts Financial Services Company

*	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Diversified Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.25%	0.35%	0.25%	N/A
Blue Chip Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Mid Cap Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Small Cap Growth Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Overseas Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2026:

Front-End Sales Charges Retained by Distributor
Diversified Value Fund	$96
S&P 500 Index Fund	31
Blue Chip Growth Fund	324

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2026, no amounts have been retained by the Distributor.

54

Notes to Financial Statements (Unaudited) (Continued)
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Overseas Fund	0.79%	0.89%	0.99%	1.09%	1.24%	1.29%	1.49%	0.89%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to February 1, 2026, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Mid Cap Growth Fund	0.66%	0.76%	0.86%	0.96%	1.11%	1.16%	1.36%	0.76%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective February 1, 2026, MML Advisers has agreed to waive 0.02% of the advisory fees of the Mid Cap Growth Fund through January 31, 2027.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Funds listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Funds’ investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Blue Chip Growth Fund	$ 53
Mid Cap Growth Fund	22,412
Small Cap Growth Equity Fund	2,090
Overseas Fund	15

55

Notes to Financial Statements (Unaudited) (Continued)
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2026, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$5,983
Blue Chip Growth Fund	1,043
Mid Cap Growth Fund	31,559
Small Cap Growth Equity Fund	12,647

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2026:

Total % Ownership by Related Party
Diversified Value Fund	94.4%
S&P 500 Index Fund	88.1%
Blue Chip Growth Fund	92.2%
Mid Cap Growth Fund	85.6%
Small Cap Growth Equity Fund	73.6%
Overseas Fund	88.0%

4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2026, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Diversified Value Fund	$—	$171,393,097	$—	$214,329,978
S&P 500 Index Fund	—	50,936,115	—	227,429,485
Blue Chip Growth Fund	—	48,085,745	—	232,370,152
Mid Cap Growth Fund	—	730,481,433	—	1,711,078,744
Small Cap Growth Equity Fund	—	223,169,425	—	279,312,206
Overseas Fund	—	53,419,444	—	118,871,715

56

Notes to Financial Statements (Unaudited) (Continued)
The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/(Losses)
S&P 500 Index Fund	$2,683,384	$42,202,794	$27,357,410

5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Diversified Value Fund Class I
Sold	2,993,915	$25,849,494	2,101,846	$20,578,756
Issued - merger	—	—	3,469,370	27,859,039
Issued as reinvestment of dividends	276,001	2,288,049	5,674,906	51,431,579
Redeemed	(2,285,916)	(19,245,101)	(37,544,556)	(373,173,708)
Net increase (decrease)	984,000	$8,892,442	(26,298,434)	$(273,304,334)
Diversified Value Fund Class R5
Sold	763,719	$6,426,269	2,152,350	$21,520,591
Issued - merger	—	—	5,402,686	43,761,746
Issued as reinvestment of dividends	382,723	3,203,395	3,666,348	30,833,153
Redeemed	(2,640,812)	(22,236,013)	(2,368,758)	(23,101,743)
Net increase (decrease)	(1,494,370)	$(12,606,349)	8,852,626	$73,013,747
Diversified Value Fund Service Class
Sold	255,636	$2,157,842	1,000,678	$9,820,745
Issued - merger	—	—	1,129,156	9,157,455
Issued as reinvestment of dividends	108,144	907,324	1,375,345	11,758,224
Redeemed	(2,524,939)	(22,182,025)	(2,522,023)	(25,520,667)
Net increase (decrease)	(2,161,159)	$(19,116,859)	983,156	$5,215,757
Diversified Value Fund Administrative Class
Sold	368,941	$3,174,352	1,264,768	$13,048,891
Issued - merger	—	—	2,507,619	20,738,005
Issued as reinvestment of dividends	164,233	1,404,190	1,615,939	13,864,161
Redeemed	(665,813)	(5,748,850)	(1,441,770)	(14,078,788)
Net increase (decrease)	(132,639)	$(1,170,308)	3,946,556	$33,572,269
Diversified Value Fund Class R4
Sold	69,136	$556,658	143,437	$1,336,210
Issued - merger	—	—	600,025	4,668,191
Issued as reinvestment of dividends	43,578	350,803	478,044	3,880,486
Redeemed	(305,463)	(2,494,583)	(503,832)	(5,005,321)
Net increase (decrease)	(192,749)	$(1,587,122)	717,674	$4,879,566

57

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Diversified Value Fund Class A
Sold	293,394	$2,465,404	1,040,792	$10,284,497
Issued - merger	—	—	3,803,579	30,809,010
Issued as reinvestment of dividends	199,039	1,669,937	2,002,722	16,829,831
Redeemed	(1,678,636)	(14,165,322)	(1,164,522)	(11,244,397)
Net increase (decrease)	(1,186,203)	$(10,029,981)	5,682,571	$46,678,941
Diversified Value Fund Class R3
Sold	37,999	$315,800	120,456	$1,239,312
Issued - merger	—	—	731,330	5,828,696
Issued as reinvestment of dividends	23,798	196,330	140,443	1,162,665
Redeemed	(144,166)	(1,202,568)	(63,557)	(621,609)
Net increase (decrease)	(82,369)	$(690,438)	928,672	$7,609,064
Diversified Value Fund Class Y
Sold	—	$—	—	$—
Issued - merger	—	—	7,355	59,578
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(17,909)	(146,495)	—	—
Net increase (decrease)	(17,909)	$(146,495)	7,355	$59,578
S&P 500 Index Fund Class I
Sold	9,002,436	$134,494,179	12,889,916	$197,421,949
Issued as reinvestment of dividends	5,261,722	76,084,497	9,945,272	148,284,004
Redeemed	(7,842,571)	(119,434,039)	(26,706,988)	(421,538,320)
Net increase (decrease)	6,421,587	$91,144,637	(3,871,800)	$(75,832,367)
S&P 500 Index Fund Class R5
Sold	2,679,361	$42,209,614	5,827,695	$91,338,832
Issued as reinvestment of dividends	4,179,131	61,224,272	6,434,607	97,033,866
Redeemed	(9,108,463)	(136,791,301)	(9,283,148)	(145,786,978)
Net increase (decrease)	(2,249,971)	$(33,357,415)	2,979,154	$42,585,720
S&P 500 Index Fund Service Class
Sold	1,522,041	$23,662,591	2,983,739	$46,783,303
Issued as reinvestment of dividends	2,940,451	43,430,455	5,176,707	78,582,408
Redeemed	(3,408,384)	(52,384,257)	(7,364,037)	(112,438,218)
Net increase (decrease)	1,054,108	$14,708,789	796,409	$12,927,493
S&P 500 Index Fund Administrative Class
Sold	1,645,549	$24,142,430	3,096,037	$46,235,012
Issued as reinvestment of dividends	2,755,269	38,325,797	4,559,842	65,752,921
Redeemed	(2,848,440)	(42,162,991)	(6,479,372)	(97,563,271)
Net increase (decrease)	1,552,378	$20,305,236	1,176,507	$14,424,662
S&P 500 Index Fund Class R4
Sold	1,631,844	$23,061,624	4,241,117	$61,381,681
Issued as reinvestment of dividends	3,995,745	53,343,196	6,406,078	89,236,664
Redeemed	(4,515,425)	(64,102,771)	(9,384,239)	(142,179,446)
Net increase (decrease)	1,112,164	$12,302,049	1,262,956	$8,438,899

58

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class A
Sold	315,820	$4,419,497	674,557	$9,664,297
Issued as reinvestment of dividends	414,430	5,404,170	506,210	6,919,897
Redeemed	(254,217)	(3,508,042)	(431,919)	(6,069,216)
Net increase (decrease)	476,033	$6,315,625	748,848	$10,514,978
S&P 500 Index Fund Class R3
Sold	3,648,608	$46,860,919	7,340,202	$98,369,752
Issued as reinvestment of dividends	5,182,432	62,396,482	7,050,662	90,177,969
Redeemed	(4,649,276)	(59,997,814)	(7,807,229)	(104,273,569)
Net increase (decrease)	4,181,764	$49,259,587	6,583,635	$84,274,152
Blue Chip Growth Fund Class I
Sold	7,895,177	$154,502,454	8,250,583	$194,297,978
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	20,226,479	383,696,303	1,350,159	32,876,382
Redeemed	(9,585,055)	(194,896,077)	(45,161,884)	(1,102,041,611)
Net increase (decrease)	18,536,601	$343,302,680	(35,561,142)	$(874,867,251)
Blue Chip Growth Fund Class R5
Sold	554,696	$11,667,990	2,786,142	$63,967,939
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	4,395,507	82,239,936	232,417	5,610,550
Redeemed	(1,390,612)	(30,076,021)	(7,114,357)	(161,227,720)
Net increase (decrease)	3,559,591	$63,831,905	(4,095,798)	$(91,649,231)
Blue Chip Growth Fund Service Class
Sold	406,938	$8,398,132	1,178,051	$26,742,767
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	3,483,059	62,695,054	140,667	3,308,492
Redeemed	(4,831,245)	(85,364,173)	(1,706,594)	(39,242,370)
Net increase (decrease)	(941,248)	$(14,270,987)	(387,876)	$(9,191,111)
Blue Chip Growth Fund Administrative Class
Sold	552,013	$10,813,588	1,764,790	$38,954,777
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	3,842,708	65,057,053	165,957	3,748,973
Redeemed	(1,300,897)	(25,539,980)	(3,540,978)	(78,426,273)
Net increase (decrease)	3,093,824	$50,330,661	(1,610,231)	$(35,722,523)
Blue Chip Growth Fund Class R4
Sold	315,924	$5,823,178	422,294	$8,195,538
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	1,621,862	22,624,970	64,911	1,294,320
Redeemed	(850,223)	(14,428,919)	(777,179)	(15,172,655)
Net increase (decrease)	1,087,563	$14,019,229	(289,974)	$(5,682,797)
Blue Chip Growth Fund Class A
Sold	209,861	$3,276,883	580,944	$11,039,173
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	2,288,943	31,701,857	103,056	2,045,665
Redeemed	(712,305)	(11,694,063)	(1,766,069)	(34,034,996)
Net increase (decrease)	1,786,499	$23,284,677	(1,082,069)	$(20,950,158)

59

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R3
Sold	315,398	$3,620,658	537,788	$8,428,147
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	1,963,714	18,989,118	70,658	1,139,715
Redeemed	(785,260)	(8,526,353)	(1,201,584)	(18,724,246)
Net increase (decrease)	1,493,852	$14,083,423	(593,138)	$(9,156,384)
Blue Chip Growth Fund Class Y
Sold	—	$—	1,755	$40,900
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	530	9,912	8	184
Redeemed	(7,805)	(204,865)	(459)	(10,704)
Net increase (decrease)	(7,275)	$(194,953)	1,304	$30,380
Mid Cap Growth Fund Class I
Sold	8,061,251	$144,757,463	13,634,393	$269,734,320
Issued as reinvestment of dividends	25,810,885	434,397,193	23,447,633	474,814,572
Redeemed	(52,682,115)	(931,297,115)	(74,074,039)	(1,465,183,527)
Net increase (decrease)	(18,809,979)	$(352,142,459)	(36,992,013)	$(720,634,635)
Mid Cap Growth Fund Class R5
Sold	1,855,831	$32,177,368	7,978,282	$151,935,586
Issued as reinvestment of dividends	6,832,497	111,233,052	5,463,692	107,689,368
Redeemed	(11,058,630)	(191,459,461)	(17,392,400)	(331,251,312)
Net increase (decrease)	(2,370,302)	$(48,049,041)	(3,950,426)	$(71,626,358)
Mid Cap Growth Fund Service Class
Sold	300,668	$4,834,336	744,762	$13,267,489
Issued as reinvestment of dividends	1,063,207	16,086,327	997,279	18,529,441
Redeemed	(3,081,292)	(53,052,352)	(2,409,307)	(44,444,352)
Net increase (decrease)	(1,717,417)	$(32,131,689)	(667,266)	$(12,647,422)
Mid Cap Growth Fund Administrative Class
Sold	264,899	$3,829,994	657,861	$10,665,617
Issued as reinvestment of dividends	1,412,434	18,700,625	1,021,781	17,063,745
Redeemed	(1,581,705)	(22,399,387)	(2,258,443)	(36,698,182)
Net increase (decrease)	95,628	$131,232	(578,801)	$(8,968,820)
Mid Cap Growth Fund Class R4
Sold	154,662	$1,742,671	343,289	$4,494,484
Issued as reinvestment of dividends	624,849	6,492,179	531,376	7,370,190
Redeemed	(851,874)	(10,511,971)	(1,397,931)	(19,281,787)
Net increase (decrease)	(72,363)	$(2,277,121)	(523,266)	$(7,417,113)
Mid Cap Growth Fund Class A
Sold	403,102	$4,322,377	498,050	$6,649,525
Issued as reinvestment of dividends	1,617,351	16,238,207	960,411	12,984,755
Redeemed	(1,091,725)	(12,026,461)	(1,346,441)	(18,144,085)
Net increase (decrease)	928,728	$8,534,123	112,020	$1,490,195

60

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class R3
Sold	292,454	$2,286,249	258,692	$2,731,833
Issued as reinvestment of dividends	706,723	5,116,672	333,652	3,576,753
Redeemed	(198,021)	(1,600,050)	(457,838)	(4,967,856)
Net increase (decrease)	801,156	$5,802,871	134,506	$1,340,730
Mid Cap Growth Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Small Cap Growth Equity Fund Class I
Sold	2,387,116	$39,912,339	7,681,255	$124,952,020
Issued as reinvestment of dividends	4,063,075	62,368,200	1,765,122	30,024,725
Redeemed	(4,333,474)	(72,073,671)	(22,018,094)	(363,081,565)
Net increase (decrease)	2,116,717	$30,206,868	(12,571,717)	$(208,104,820)
Small Cap Growth Equity Fund Class R5
Sold	878,740	$14,221,459	2,891,397	$45,925,329
Issued as reinvestment of dividends	1,125,126	16,640,606	302,392	4,992,496
Redeemed	(1,718,046)	(27,637,635)	(3,176,065)	(49,493,739)
Net increase (decrease)	285,820	$3,224,430	17,724	$1,424,086
Small Cap Growth Equity Fund Service Class
Sold	45,744	$634,417	156,211	$2,121,380
Issued as reinvestment of dividends	168,746	2,173,443	42,390	624,408
Redeemed	(85,769)	(1,202,162)	(262,948)	(3,852,445)
Net increase (decrease)	128,721	$1,605,698	(64,347)	$(1,106,657)
Small Cap Growth Equity Fund Administrative Class
Sold	67,525	$816,478	185,259	$2,278,995
Issued as reinvestment of dividends	344,488	3,748,034	87,207	1,122,350
Redeemed	(219,638)	(2,573,355)	(279,201)	(3,369,441)
Net increase (decrease)	192,375	$1,991,157	(6,735)	$31,904
Small Cap Growth Equity Fund Class R4
Sold	132,988	$1,196,100	293,242	$2,689,467
Issued as reinvestment of dividends	584,581	4,512,968	127,427	1,262,806
Redeemed	(298,097)	(2,552,318)	(405,868)	(3,922,458)
Net increase (decrease)	419,472	$3,156,750	14,801	$29,815
Small Cap Growth Equity Fund Class A
Sold	662,564	$6,090,317	137,564	$1,276,315
Issued as reinvestment of dividends	785,938	5,886,677	141,928	1,376,700
Redeemed	(370,068)	(3,011,557)	(357,246)	(3,338,765)
Net increase (decrease)	1,078,434	$8,965,437	(77,754)	$(685,750)
Small Cap Growth Equity Fund Class R3
Sold	471,208	$3,022,882	343,399	$2,012,241
Issued as reinvestment of dividends	684,371	3,018,076	69,197	471,231
Redeemed	(207,695)	(1,138,454)	(210,198)	(1,361,314)
Net increase (decrease)	947,884	$4,902,504	202,398	$1,122,158

61

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class Y
Sold	99	$1,575	19	$297
Issued as reinvestment of dividends	901	13,311	234	3,863
Redeemed	(9,150)	(151,524)	(252)	(3,968)
Net increase (decrease)	(8,150)	$(136,638)	1	$192
Overseas Fund Class I
Sold	4,464,133	$40,679,339	4,027,601	$36,182,381
Issued as reinvestment of dividends	3,214,476	27,837,359	1,809,114	15,323,195
Redeemed	(4,031,420)	(35,719,867)	(20,509,437)	(179,949,734)
Net increase (decrease)	3,647,189	$32,796,831	(14,672,722)	$(128,444,158)
Overseas Fund Class R5
Sold	540,882	$5,106,209	2,118,775	$19,292,901
Issued as reinvestment of dividends	1,290,418	11,265,351	767,488	6,546,674
Redeemed	(5,049,372)	(44,859,331)	(7,914,148)	(76,112,983)
Net increase (decrease)	(3,218,072)	$(28,487,771)	(5,027,885)	$(50,273,408)
Overseas Fund Service Class
Sold	184,464	$1,696,755	448,899	$4,064,268
Issued as reinvestment of dividends	611,134	5,286,306	207,084	1,751,931
Redeemed	(2,980,512)	(26,967,000)	(725,946)	(6,631,519)
Net increase (decrease)	(2,184,914)	$(19,983,939)	(69,963)	$(815,320)
Overseas Fund Administrative Class
Sold	97,364	$911,150	126,249	$1,163,274
Issued as reinvestment of dividends	225,195	1,979,463	82,763	710,106
Redeemed	(234,850)	(2,249,659)	(284,948)	(2,635,852)
Net increase (decrease)	87,709	$640,954	(75,936)	$(762,472)
Overseas Fund Class R4
Sold	225,422	$1,966,406	407,024	$3,584,534
Issued as reinvestment of dividends	277,384	2,263,454	104,566	842,804
Redeemed	(433,379)	(3,668,556)	(1,310,213)	(11,204,842)
Net increase (decrease)	69,427	$561,304	(798,623)	$(6,777,504)
Overseas Fund Class A
Sold	142,295	$1,274,793	492,398	$4,353,032
Issued as reinvestment of dividends	292,253	2,484,152	87,306	728,130
Redeemed	(289,890)	(2,613,491)	(557,795)	(5,084,506)
Net increase (decrease)	144,658	$1,145,454	21,909	$(3,344)
Overseas Fund Class R3
Sold	76,617	$691,103	104,510	$918,677
Issued as reinvestment of dividends	110,076	915,834	32,873	269,229
Redeemed	(51,519)	(466,255)	(169,883)	(1,483,417)
Net increase (decrease)	135,174	$1,140,682	(32,500)	$(295,511)
Overseas Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

62

Notes to Financial Statements (Unaudited) (Continued)
6. Federal Income Tax Information
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
At March 31, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Value Fund	$382,382,200	$63,386,093	$(9,423,782)	$53,962,311
S&P 500 Index Fund	946,959,265	1,129,050,983	(46,934,542)	1,082,116,441
Blue Chip Growth Fund	1,057,117,445	774,317,668	(35,156,780)	739,160,888
Mid Cap Growth Fund	2,465,392,999	520,282,967	(217,815,830)	302,467,137
Small Cap Growth Equity Fund	464,494,570	133,560,725	(25,729,009)	107,831,716
Overseas Fund	225,730,809	53,237,942	(14,876,615)	38,361,327

At September 30, 2025, for federal income tax purposes, there were no unused capital losses.
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2025, late year ordinary losses:

Amount
Blue Chip Growth Fund	$ 3,853,603
Mid Cap Growth Fund	3,072,645

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain
Diversified Value Fund	$ 18,971,139	$110,864,313
S&P 500 Index Fund	27,238,055	548,768,896
Blue Chip Growth Fund	—	50,034,119
Mid Cap Growth Fund	30,752,611	615,395,158
Small Cap Growth Equity Fund	1,848,634	38,039,228
Overseas Fund	8,106,180	18,078,668

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2025:

Amount
Overseas Fund	$1,109,912

63

Notes to Financial Statements (Unaudited) (Continued)
Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Diversified Value Fund	$2,147,558	$3,729,127	$ (238,219)	$46,403,440	$52,041,906
S&P 500 Index Fund	14,755,043	308,033,695	(273,395)	1,234,944,232	1,557,459,575
Blue Chip Growth Fund	15,247,933	629,572,439	(228,035)	1,028,406,249	1,672,998,586
Mid Cap Growth Fund	40,946,198	506,832,501	(355,587)	627,387,080	1,174,810,192
Small Cap Growth Equity Fund	6,370,803	87,270,897	(69,100)	99,732,351	193,304,951
Overseas Fund	10,522,684	41,521,974	(61,203)	65,112,421	117,095,876

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
The Funds adopted Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, during the reporting period. The adoption of (ASU) 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosures.
7. Prior Year Acquisition of MassMutual Equity Opportunities Fund
Effective September 15, 2025, the MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”) reorganized into the Diversified Value Fund, pursuant to the terms of an Agreement and Plan of Reorganization.
The Equity Opportunities Fund’s assets and liabilities were transferred to the Diversified Value Fund in return for shares of the Diversified Value Fund. The Reorganization of the Equity Opportunities Fund into the Diversified Value Fund was intended to enable shareholders of the Equity Opportunities Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a substantially similar investment objective. The acquisition was accomplished by a tax-free exchange of the shares of the Diversified Value Fund in the following amounts:

Equity Opportunities Fund Share Class	Shares of the Equity Opportunities Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Equity Opportunities Fund	Diversified Value Fund Share Class	Shares Issued by the Diversified Value Fund
Class I	2,829,764	1.226028	$27,859,039	Class I	3,469,370
Class R5	4,371,197	1.235974	43,761,746	Class R5	5,402,686
Service Class	978,809	1.153602	9,157,455	Service Class	1,129,156
Administrative Class	2,344,391	1.069625	20,738,005	Administrative Class	2,507,619
Class R4	695,988	0.862120	4,668,191	Class R4	600,025
Class A	4,238,916	0.897300	30,809,010	Class A	3,803,579
Class R3	1,213,618	0.602603	5,828,696	Class R3	731,330
Class Y	5,963	1.233492	59,578	Class Y	7,355
	16,678,646		$142,881,720		17,651,120

64

Notes to Financial Statements (Unaudited) (Continued)
The investment portfolio of the Equity Opportunities Fund, with a value of $146,596,101 in investments and a cost basis of $141,871,153 at September 12, 2025, was the principal asset acquired by the Diversified Value Fund.
For financial reporting purposes, assets received and shares issued by the Diversified Value Fund were recorded at fair value; however, the cost basis of the investments received from the Equity Opportunities Fund was carried forward to align ongoing reporting of the Diversified Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Diversified Value Fund’s net assets were $309,273,223.
Assuming the acquisition had been completed on October 1, 2024, the beginning of the annual reporting period of the Diversified Value Fund, the Diversified Value Fund’s pro forma results of operations for the twelve month period ended September 30, 2025, would have been as follows:

Diversified Value Fund
Net investment income (loss)	$11,581,822
Net realized and unrealized gain (loss) on investments	35,040,833
Net increase (decrease) in net assets resulting from operations	46,622,655

Because the Equity Opportunities Fund and the Diversified Value Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolio has been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Equity Opportunities Fund that have been included in the Diversified Value Fund’s Statement of Operations since September 15, 2025.
See Note 5. Capital Share Transactions, for the changes in shares outstanding for the Diversified Value Fund during the period.
8. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

65

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

66

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

67

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

68

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in March 2026, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Mid Cap Growth Fund (the “Amended Subadvisory Agreement”) intended to lower the fees payable under the agreement. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Amended Subadvisory Agreement. In their deliberations, the Trustees were advised by independent counsel.
In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price by MML Advisers under the Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the Amended Subadvisory Agreement is not excessive and the subadvisory fee amount under the Amended Subadvisory Agreement is fair and reasonable.
Prior to the vote being taken to approve the Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the Amended Subadvisory Agreement.
The Amended Subadvisory Agreement became retroactively effective on September 1, 2025.

69

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2026 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/20/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/20/26

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/20/26